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[GRAPHIC APPEARS HERE]

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Prospectus
May 1, 2008 (as revised December 26, 2008)

INSTITUTIONAL MONEY MARKET FUND

Aon Captives Shares

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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

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Table of Contents

  Investment Objective ..      1
  Principal Investment         2
  Strategy
  Principal Risk Factors       3
  Investment Returns ....      4
  Fees and Expenses .....      5
  Management of the Fund       7
  Shareholder                  9
  Information
  Financial Highlights ..     15

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                                                                              i

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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

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Investment Objective(1)

The investment objective for the Institutional Money Market Fund is to seek a high level of income consistent with liquidity and the preservation of capital.

-------
(1) The Institutional Money Market Fund (the "Fund") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Fund to its Master Portfolio appears under the heading "Master/Feeder Mutual Fund Structure" in this Prospectus.

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                                                                              1

Principal Investment Strategy


The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).


The Fund reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks.

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2  BARCLAYS GLOBAL INVESTORS FUNDS

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Principal Risk Factors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the Fund's portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Fund's income to fluctuate as the market value of the Fund's securities fluctuates.

The Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. Certain securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

The Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the banking and financial services industries.

FOR A FURTHER DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUND'S MASTER PORTFOLIO'S PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUND'S INVESTMENTS AND RISKS, PLEASE REFER TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ("SAI").

WHO MAY WANT TO INVEST IN THE FUND

The Fund is designed for investors who seek income from a high quality portfolio and/or wish to maintain the value of their investment in the long- and short-term.

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                                                                              3

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Investment Returns

TOTAL RETURNS


The bar chart and table in this section provide some indication of the risks of investing in the Aon Captives Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the return of the Aon Captives Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Aon Captives Shares of the Fund to those of a group of corresponding funds for various periods of time. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.



Institutional Money Market Fund - Aon Captives Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2000    6.46%
2001    4.12%
2002    1.70%
2003    1.04%
2004    1.29%
2005    3.19%
2006    5.00%
2007    5.26%


The best calendar quarter return during the years shown above was 1.66% in the 4th quarter of 2000; the worst was 0.23% in the 3rd and 4th quarters of 2003 and the 1st quarter of 2004.


                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2007
                              AON CAPTIVES SHARES



                                                        SINCE INCEPTION
                            1 YEAR        5 YEARS       (AUGUST 4, 1999)
                          ----------     ---------     -----------------
Institutional Money           5.26%         3.14%             3.59%
  Market Fund
MFR Averages/FTIA(1)          5.06%         2.91%             3.35%(2)


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(1)  The Aon Captives Shares of the Institutional Money Market Fund are tracked against the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet, Inc.

(2)  The MFR average is calculated from July 31, 1999.

The Fund's seven-day yield, also called the current yield, annualizes the amount of income the Fund generates over a seven-day period by projecting the amount for an entire year.


To learn the Fund's current seven-day yield, call 1-877-BGI-1544
(1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time or visit www.bgicash.com.


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4  BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Aon Captives Shares of the Fund.

     ANNUAL CLASS OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS
                 (Expenses that are Deducted from Class Assets)


                               INSTITUTIONAL
                                   MONEY
                                MARKET FUND
                                   (AON
                                 CAPTIVES
                                  SHARES)
                              --------------
Management fees(1)                  0.10%
Distribution (12b-1) fees           0.10%
Other expenses                      0.06%
(Administration fees;
Independent
  Expenses(2))
Total annual class                  0.26%
operating expenses(1),
  (2), (3)
Less fee waivers and/or            (0.04)%
expense
  reimbursements(1), (2)
Net expenses(1), (2), (4)           0.22%


-------
(1) Barclays Global Fund Advisors ("BGFA"), the investment adviser of the Fund's Master Portfolio, has contractually agreed to waive a portion of its management fee through April 30, 2009. After giving effect to such contractual waiver, the management fee will be 0.07%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that are allocated to the Fund. Barclays Global Investors, N.A. ("BGI") and BGFA, as applicable, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio for Independent Expenses through April 30, 2009. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%.


(3) Total annual class operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

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                                                                              5

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EXAMPLE


The example below is intended to help you compare the cost of investing in Aon Captives Shares of the Fund with the cost of investing in other mutual funds. The example illustrates the cost you would have incurred on an initial $10,000 investment in Aon Captives Shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods, that total operating expenses remain the same and that the contractual fee waivers and reimbursements by BGFA and BGI are in effect for one year.

THE FUND DOES NOT CHARGE A SALES LOAD OR OTHER FEE UPON REDEMPTION. This means that your cost for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.


                              AON CAPTIVES SHARES


                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
                         --------     ---------     ---------     ---------
Institutional Money         $23          $80           $142          $327
  Market Fund


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6  BARCLAYS GLOBAL INVESTORS FUNDS

Management of the Fund

INVESTMENT ADVISER

The Fund is a feeder fund that invests all of its assets in a Master Portfolio that has a substantially identical investment objective, strategies and policies as the Fund. BGFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BGFA manages the investing of the Master Portfolio's assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolio's Board of Trustees. For its services to the Master Portfolio, BGFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of the Master Portfolio's average daily net assets.


BGFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of February 29, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.95 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolio invests.

A discussion regarding the basis for the Master Portfolio's Board of Trustees' approval of the investment advisory agreement with BGFA is available in the Fund's semi-annual report for the 6-month period ending June 30.


ADMINISTRATIVE SERVICES

BGI provides the following services, among others, as the Fund's Administrator:

[_] Supervise the Fund's administrative operations;

[_] Provide or cause to be provided management reporting and treasury administration services;

[_] Financial reporting;

[_] Legal, blue sky and tax services;

[_] Preparation of proxy statements and shareholder reports; and


[_] Engaging and supervising shareholder servicing agents (the "Shareholder Servicing Agents") on behalf of the Fund.

BGI is entitled to receive a fee for these services at the annual rate of 0.05% of the average daily net assets of the Aon Captives Shares of the Fund. In addition to performing these services, BGI has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Fund's Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Shareholder Servicing Agents service individual and omnibus Fund accounts pursuant to agreements with the Funds and/or BGI. In addition to serving as agents of the Fund for purposes of accepting orders for purchases and redemptions of Fund shares, Shareholder Servicing Agents may provide administrative support and account services such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Fund, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Fund available to their clients.


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                                                                              7

BGI pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding the maximum fee rates approved by the Fund's Board of Trustees for those services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BGI or the Fund's other service providers. In addition, BGFA and/or BGI and/or the Fund's distributor may pay additional amounts to certain Shareholder Servicing Agents for more services or to other intermediaries that perform services in connection with the sale of Fund shares. These amounts, which may be significant, are paid by BGFA and/or BGI and/or the Fund's distributor from their own resources, which generally come directly or indirectly from fees paid by funds advised by BGFA or administered by BGI or, in the case of the Fund's distributor, fees paid by BGI.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients. Additional information regarding the Fund's shareholder servicing arrangements can be found in the Fund's SAI, which is available upon request.


DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), for the Aon Captives Shares of the Fund. This Distribution Plan is used to pay for distribution-related services, including ongoing compensation to selling agents, including Aon Securities Corporation. The fees are paid out of the Aon Captives Shares' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees paid under the Distribution Plan are at an annual rate of 0.10% of the average daily net assets of the Aon Captives Shares of the Fund.

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8  BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Information

WHO IS ELIGIBLE TO INVEST


The minimum initial investment amount for the Aon Captives Shares of the Fund is $500,000; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street Bank and Trust Company ("State Street"), the Fund's custodian, transfer agent and dividend disbursing agent, for more information.

In order to invest, a completed account application form must be submitted to and processed by State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.


HOW TO BUY SHARES


You may buy Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, on any day the Fund is open (a "Business Day") by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio's portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund does not intend to (but reserves the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern Time) on such Business Day.


The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Fund may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES


You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Fund generally remits the proceeds from a sale the same Business Day after receiving a properly executed order to sell. The Fund can delay payment for one day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. The Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the


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                                                                              9
proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, the Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.

In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

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10 BARCLAYS GLOBAL INVESTORS FUNDS

SPECIAL INSTRUCTIONS FOR EXISTING SHAREHOLDERS


An existing shareholder who has established an account with the Fund can add to or redeem from that account by phone or through the mail.



[_] To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Fund may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account.(1)



[_] To invest by mail, make your check payable to the Fund and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company


     ABA # 011001438
     Attn: Transfer Agent
     Account # DDA 555555535
     For Further Credit to: Barclays Global Investors Funds
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Number:
     1126 (Institutional Money Market Fund - Aon Captives Shares)


[_] To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.



[_] To invest or redeem shares online, please contact State Street for information about how to access online trading features.

[_] An existing shareholder can ask State Street to wire proceeds directly to its designated bank account.(2)


[_] When an existing shareholder purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------

(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.



(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.


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                                                                             11

CALCULATING THE FUND'S SHARE PRICE

The Fund's share price (also known as the Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.


The Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of the Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Fund's SAI includes a description of the methods for valuing the Master Portfolio's investments.


The Fund seeks to maintain a constant NAV of $1.00 per share, although it can offer no assurance that it will be able to do so.

FUND DISTRIBUTIONS

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

The Fund invests only in interests of the Master Portfolio, and the Boards of Trustees of the Master Portfolio and the Fund have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolio's Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolio. The Fund's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Fund in light of the nature of the Fund's investment in the Master Portfolio, the policies of the Master Portfolio, and the historical nature of flows into and out of the Fund.

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12 BARCLAYS GLOBAL INVESTORS FUNDS

TAXES

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from the Fund's net investment income and net realized capital gains are taxable to you, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Fund generally are taxable as follows:

DISTRIBUTION TYPE         TAX STATUS
------------------------- --------------------------
Income .................. Ordinary income(1)
Short-term capital gain . Ordinary income
Long-term capital gain .. Long-term capital gain(2)

-------
(1) Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.


(2) Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains.

Provided the Fund is able to maintain a constant NAV of $1.00 per share, sales of the Fund's shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.


In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.


TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR INDIVIDUAL RETIREMENT ACCOUNT, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.


MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective, strategies and policies as the Fund. BGFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.

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                                                                             13

FEEDER FUND EXPENSES

Feeder funds, including the Fund, bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Fund's Board of Trustees retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw the Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Fund offers additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-877-BGI-1544 (1-877-244-1544) (toll-free) for additional information.

--------------------------------------------------------------------------------
14 BARCLAYS GLOBAL INVESTORS FUNDS

Financial Highlights


The financial table in this section is intended to help investors understand the financial performance of the Aon Captives Shares of the Fund for the past five years. Certain information reflects financial results for a single Aon Captives Share of the Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in Aon Captives Shares of the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-877-BGI-1544 (1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.


INSTITUTIONAL MONEY MARKET FUND -  AON CAPTIVES SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                           DEC. 31, 2007  DEC. 31, 2006  DEC. 31, 2005  DEC. 31, 2004  DEC. 31, 2003
                           -------------  -------------  -------------  -------------  --------------
NET ASSET VALUE,             $  1.00        $  1.00        $  1.00        $   1.00      $   1.00
                             -------        -------        -------        --------      --------
  BEGINNING OF YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income           0.05           0.05           0.03            0.01          0.01
Net realized gain               0.00 (a)       0.00 (a)       0.00 (a)        0.00 (a)      0.00 (a)
                             -------        -------        -------        --------      --------
TOTAL FROM INVESTMENT           0.05           0.05           0.03            0.01          0.01
                             -------        -------        -------        --------      --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income          (0.05)         (0.05)         (0.03)          (0.01)        (0.01)
Net realized gain                  -              -              -               -         (0.00)(a)
                             -------        -------        -------        --------      --------
TOTAL DISTRIBUTIONS            (0.05)         (0.05)         (0.03)          (0.01)        (0.01)
                             -------        -------        -------        --------      --------
NET ASSET VALUE, END OF      $  1.00        $  1.00        $  1.00        $   1.00      $   1.00
                             =======        =======        =======        ========      ========
  YEAR
TOTAL RETURN                    5.26%          5.00%          3.19%           1.29%         1.04%
                             =======        =======        =======        ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year      $90,192        $69,083        $77,899        $106,433      $ 55,399
  (000s)
Ratio of expenses to
average net
 assets(b)                      0.21%          0.19%          0.15%           0.15%         0.22%
Ratio of expenses to
average net assets
 prior to expense               0.26%          0.23%          0.22%           0.22%          n/a
  reductions(b)
Ratio of net investment
income to
 average net assets(b)          5.12%          4.86%          3.07%           1.35%         0.97%


-------
(a)  Rounds to less than $0.01.

(b)  These ratios include net expenses charged to the Master Portfolio.

--------------------------------------------------------------------------------
                                                                             15

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


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


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


--------------------------------------------------------------------------------

Copies of the Prospectus, SAI, annual and semi-annual reports to shareholders and other information can be found on our website at www.bgicash.com. For more detailed information about Barclays Global Investors Funds and the Fund, you may request a copy of the SAI. The SAI provides information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Fund's investments is available in the Fund's annual or semi-annual reports to shareholders.

If you have any questions about the Fund or you wish to obtain the SAI or semi-annual or annual reports free of charge, please:

Call:        1-877-BGI-1544 (1-877-244-1544) (toll-free)
             Monday through Friday
             8:30 a.m. to 6:30 p.m. (Eastern Time)
E-mail:      cash.us@barclaysglobal.com
Write:       Barclays Global Investors Funds
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

Information about the Fund (including its SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

                   Investment Company Act File No.: 811-07332

                           For more information call
                  1-877-BGI-1544 (1-877-244-1544) (toll-free)

[GRAPHIC APPEARS HERE]


BGF-PR-AON1208

[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

Prospectus
May 1, 2008 (as revised December 26, 2008)

MONEY MARKET FUNDS
INSTITUTIONAL SHARES

Institutional Money Market Fund
Prime Money Market Fund
Government Money Market Fund
Treasury Money Market Fund

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

Table of Contents


  Investment Objectives .      1
  Principal Investment         2
  Strategies
  Principal Risk Factors       3
  Investment Returns ....      4
  Fees and Expenses .....      7
  Management of the            8
  Funds
  Shareholder                  9
  Information
  Financial Highlights ..     15


--------------------------------------------------------------------------------
                                                                              i

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Objectives(1)

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND

The investment objective for both the Institutional Money Market Fund and the Prime Money Market Fund is to seek a high level of income consistent with liquidity and the preservation of capital.

GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund is to seek to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

-------
(1) Each of the Institutional Money Market Fund, the Prime Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Funds to their Master Portfolios appears under the heading "Master/Feeder Mutual Fund Structure" in this Prospectus.

--------------------------------------------------------------------------------
                                                                              1

Principal Investment Strategies

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND


The Funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Prime Money Market Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).


Each of the Institutional Money Market Fund and the Prime Money Market Fund reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks.

GOVERNMENT MONEY MARKET FUND


The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.


TREASURY MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

--------------------------------------------------------------------------------
2 BARCLAYS GLOBAL INVESTORS FUNDS

Principal Risk Factors

INSTITUTIONAL MONEY MARKET FUND, PRIME MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

While some of the Funds' portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Funds' income to fluctuate as the market value of the Funds' securities fluctuates.

Each Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. Certain securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Each Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the banking and financial services industries.

TREASURY MONEY MARKET FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the Fund's portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Fund's income to fluctuate as the market value of the Fund's securities fluctuates.

The Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements with regard to U.S. Treasury obligations.

The Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds are designed for investors who seek income from a high quality portfolio and/or wish to maintain the value of their investment in the long- and short-term.

--------------------------------------------------------------------------------
                                                                              3

Investment Returns

TOTAL RETURNS


The bar charts and table in this section provide some indication of the risks of investing in the Institutional Shares of the Funds by showing the changes in their performance from year to year. The bar charts show the returns of the Institutional Shares of the Funds for each full calendar year since the Funds' respective inception dates. The average annual total return table compares the average annual total return of the Institutional Shares of the Funds to those of a group of corresponding funds for various periods of time. How the Funds performed in the past is not necessarily an indication of how they will perform in the future.


Institutional Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2000   6.55%
2001   4.23%
2002   1.83%
2003   1.14%
2004   1.39%
2005   3.29%
2006   5.11%
2007    5.36%


The best calendar quarter return during the years shown above was 1.68% in the 4th quarter of 2000; the worst was 0.25% in the 1st quarter of 2004.

Prime Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2004   1.40%
2005   3.26%
2006   5.07 %
2007    5.32%



The best calendar quarter return during the years shown above was 1.34% in the 3rd quarter of 2007; the worst was 0.26% in the 1st and 2nd quarters of 2004.


--------------------------------------------------------------------------------
4 BARCLAYS GLOBAL INVESTORS FUNDS

Government Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005    3.28%
2006    5.04%
2007     5.15%


The best calendar quarter return during the years shown above was 1.33% in the 4th quarter of 2006; the worst was 0.62% in the 1st quarter of 2005.

Treasury Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005   3.20%
2006   5.04%
2007   4.95%


The best calendar quarter return during the years shown above was 1.33% in the 4th quarter of 2006; the worst was 0.59% in the 1st quarter of 2005.

--------------------------------------------------------------------------------
                                                                              5

                         AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2007
                            INSTITUTIONAL SHARES(1)



                               1 YEAR         5 YEARS       SINCE INCEPTION
                             ----------     ----------     ----------------
Institutional Money              5.36%          3.24%            3.69%
  Market Fund
MFR Averages/FTIA(2)             5.06%          2.91%            3.35%(5)
Prime Money Market Fund          5.32%         N/A               3.35%
MFR Averages/FTIA(2)             5.06%         N/A               3.01%(5)
Government Money Market          5.15%         N/A               4.23%
  Fund
MFR Averages/GIA(3)              4.78%         N/A               3.77%(5)
Treasury Money Market            4.95%         N/A               4.13%
  Fund
MFR Averages/T&RIA(4)            4.59%         N/A               3.69%(5)


-------
  (1) The returns for Institutional Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated since inception, August 4, 1999, April 16, 2003, September 1, 2004 and September 1, 2004, respectively.
  (2) The Institutional Shares of the Institutional Money Market Fund and Prime Money Market Fund are tracked against the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet, Inc.
  (3) The Institutional Shares of the Government Money Market Fund are tracked against the MFR Government Institutional Average, a service of iMoneyNet, Inc.
  (4) The Institutional Shares of the Treasury Money Market Fund are tracked against the MFR Treasury and Repo Institutional Average, a service of iMoneyNet, Inc.
  (5) The MFR averages for the Institutional Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated from July 31, 1999, March 31, 2003, August 31, 2004 and August 31, 2004, respectively.

Each Fund's seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year.

To learn each Fund's current seven-day yield, call 1-877-BGI-1544
(1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time or visit www.bgicash.com.

--------------------------------------------------------------------------------
6 BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Funds.

     ANNUAL CLASS OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS
                 (Expenses that are Deducted from Class Assets)


                           INSTITUTIONAL     PRIME      GOVERNMENT   TREASURY
                               MONEY         MONEY        MONEY        MONEY
                            MARKET FUND   MARKET FUND  MARKET FUND  MARKET FUND
                           -------------  -----------  -----------  -----------
Management fees(1)              0.10%         0.10%        0.10%        0.10%
Other expenses                  0.06%         0.05%        0.08%        0.08%
(Administration fees;
  Independent
 Expenses(2))
Total annual class              0.16%         0.15%        0.18%        0.18%
operating expenses(1),
  (2), (3)
Less fee waivers and/or        (0.04)%       (0.03)%      (0.06)%      (0.06)%
  expense
 reimbursements(1), (2)
Net expenses(1), (2), (4)       0.12%         0.12%        0.12%        0.12%


-------
  (1) Barclays Global Fund Advisors ("BGFA"), the investment adviser of each Fund's Master Portfolio, has contractually agreed to waive a portion of its management fees through April 30, 2009. After giving effect to such contractual waiver, the management fees will be 0.07%.

  (2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Funds and the Master Portfolios, counsel to the Independent Trustees of the Funds and the Master Portfolios, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds and the Master Portfolios that are allocated to the Funds. Barclays Global Investors, N.A. ("BGI") and BGFA, as applicable, have contractually agreed to reimburse, or provide offsetting credits to, the Funds and the Master Portfolios for Independent Expenses through April 30, 2009. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%.

  (3) Total annual class operating expenses in the above table and the following example reflect the expenses of both the Funds and the Master Portfolios in which they invest.
  (4) The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

--------------------------------------------------------------------------------
                                                                              7

EXAMPLE


The example below is intended to help you compare the cost of investing in Institutional Shares of the Funds with the cost of investing in other mutual funds. The example illustrates the cost you would have incurred on an initial $10,000 investment in Institutional Shares of each Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods, that total operating expenses remain the same and that the contractual fee waivers and reimbursements by BGFA and BGI are in effect for one year.

THE FUNDS DO NOT CHARGE A SALES LOAD OR OTHER FEE UPON REDEMPTION. This means that your cost for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.


                             INSTITUTIONAL SHARES


                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
                         ------  -------  -------  --------
Institutional Money        $12     $47      $86      $201
  Market Fund
Prime Money Market Fund    $12     $45      $82      $189
Government Money Market    $12     $52      $95      $224
  Fund
Treasury Money Market      $12     $52      $95      $224
  Fund


Management of the Funds

INVESTMENT ADVISER

Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has a substantially identical investment objective, strategies and policies as the Fund. BGFA, a registered investment adviser, serves as investment adviser to each Master Portfolio. BGFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BGFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of each Master Portfolio's average daily net assets.


BGFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of February 29, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.95 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BGFA is available in each Fund's semi-annual report for the 6-month period ending June 30.


ADMINISTRATIVE SERVICES

BGI provides the following services, among others, as the Funds' Administrator:

[_] Supervise the Funds' administrative operations;

[_] Provide or cause to be provided management reporting and treasury administration services;

[_] Financial reporting;

--------------------------------------------------------------------------------
8 BARCLAYS GLOBAL INVESTORS FUNDS

[_] Legal, blue sky and tax services;

[_] Preparation of proxy statements and shareholder reports; and


[_] Engaging and supervising shareholder servicing agents (the "Shareholder Servicing Agents") on behalf of the Funds.

BGI is entitled to receive fees for these services at the annual rate of 0.05% of the average daily net assets of the Institutional Shares of each Fund. In addition to performing these services, BGI has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Funds' Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Shareholder Servicing Agents service individual and omnibus Fund accounts pursuant to agreements with the Funds and/or BGI. In addition to serving as agents of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, Shareholder Servicing Agents may provide administrative support and account services such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Funds available to their clients.

BGI pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding the maximum fee rates approved by the Funds' Board of Trustees for those services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BGI or the Funds' other service providers. In addition, BGFA and/or BGI and/or the Funds' distributor may pay additional amounts to certain Shareholder Servicing Agents for more services or to other intermediaries that perform services in connection with the sale of Fund shares. These amounts, which may be significant, are paid by BGFA and/or BGI and/or the Funds' distributor from their own resources, which generally come directly or indirectly from fees paid by funds advised by BGFA or administered by BGI or, in the case of the Funds' distributor, fees paid by BGI.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients. Additional information regarding the Funds' shareholder servicing arrangements can be found in the Funds' SAI, which is available upon request.


Shareholder Information

WHO IS ELIGIBLE TO INVEST


The minimum initial investment amount for the Institutional Shares of each Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street Bank and Trust Company ("State Street"), the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.


--------------------------------------------------------------------------------
                                                                               9

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Institutional Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES


You may buy Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, on any day the Funds are open (a "Business Day") by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Institutional Money Market Fund and the Prime Money Market Fund do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern Time) on such Business Day. The Government Money Market Fund and the Treasury Money Market Fund generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.


Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES


You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.


--------------------------------------------------------------------------------
10 BARCLAYS GLOBAL INVESTORS FUNDS

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS


A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.



[_] To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account.(1)



[_] To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company


     ABA # 011001438
     Attn: Transfer Agent
     Account # DDA 555555535
     For Further Credit to: Barclays Global Investors Funds
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:
     1127 (Institutional Money Market Fund - Institutional Shares) 1197 (Prime Money Market Fund - Institutional Shares)
     1097 (Government Money Market Fund - Institutional Shares)
     1107 (Treasury Money Market Fund - Institutional Shares)


[_] To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.



[_] To invest or redeem shares online, please contact State Street for information about how to access online trading features.

[_] A direct buyer can ask State Street to wire proceeds directly to its designated bank account.(2)


[_] When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------

(1)The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.


(2)To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.



--------------------------------------------------------------------------------
                                                                             11

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.


Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.


The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.

--------------------------------------------------------------------------------
12 BARCLAYS GLOBAL INVESTORS FUNDS

TAXES

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable to you, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE         TAX STATUS
------------------------- --------------------------
Income .................. Ordinary income(1)
Short-term capital gain . Ordinary income
Long-term capital gain .. Long-term capital gain(2)

-------
  (1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

  (2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains.

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.


In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.


TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR INDIVIDUAL RETIREMENT ACCOUNT, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.


MASTER/FEEDER MUTUAL FUND STRUCTURE

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

--------------------------------------------------------------------------------
                                                                             13

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-877-BGI-1544 (1-877-244-1544) (toll-free) for additional information.

--------------------------------------------------------------------------------
14 BARCLAYS GLOBAL INVESTORS FUNDS

Financial Highlights


The financial tables in this section are intended to help investors understand the financial performance of the Institutional Shares of each Fund for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Institutional Share of each Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Institutional Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You may obtain copies of the annual report, at no cost, by calling 1-877-BGI-1544 (1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.


INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                           DEC. 31, 2007     DEC. 31, 2006     DEC. 31, 2005     DEC. 31, 2004     DEC. 31, 2003
                           -------------     -------------     -------------     -------------     -------------
NET ASSET VALUE,             $     1.00        $     1.00        $     1.00        $     1.00       $     1.00
                             ----------        ----------        ----------        ----------       -----------
  BEGINNING OF YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income              0.05              0.05              0.03              0.01             0.01
Net realized gain (loss)          (0.00)(a)         (0.00)(a)         (0.00)(a)         (0.00)(a)         0.00 (a)
                             ----------        ----------        ----------        ----------       -----------
TOTAL FROM INVESTMENT              0.05              0.05              0.03              0.01             0.01
                             ----------        ----------        ----------        ----------       -----------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income             (0.05)            (0.05)            (0.03)            (0.01)           (0.01)
Net realized gain                     -                 -                 -                 -            (0.00)(a)
                             ----------        ----------        ----------        ----------       -----------
TOTAL DISTRIBUTIONS               (0.05)            (0.05)            (0.03)            (0.01)           (0.01)
                             ----------        ----------        ----------        ----------       -----------
NET ASSET VALUE, END OF      $     1.00          $   1.00          $   1.00          $   1.00         $   1.00
                             ==========        ==========        ==========        ==========       ===========
  YEAR
TOTAL RETURN                       5.36%             5.11%             3.29%             1.39%            1.14%
                             ==========        ==========        ==========        ==========       ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of           $6,653,737        $4,198,724        $3,485,876        $3,624,503       $3,998,225
  year(000s)
Ratio of expenses to
average net
 assets(b)                         0.11%             0.10%             0.05%             0.06%            0.12%
Ratio of expenses to
average net assets
 prior to expense                  0.16%             0.14%             0.12%             0.12%          n/a
  reductions(b)
Ratio of net investment
income to
 average net assets(b)             5.25%             4.97%             3.26%             1.37%            1.13%


-------
  (a)        Rounds to less than $0.01.

  (b) These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             15

PRIME MONEY MARKET FUND - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                     PERIOD FROM
                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED     APR. 16, 2003(A)
                            DEC. 31, 2007     DEC. 31, 2006     DEC. 31, 2005     DEC. 31, 2004    TO DEC. 31, 2003
                            -------------     -------------     -------------     -------------    ----------------
NET ASSET VALUE,              $     1.00        $     1.00        $     1.00        $     1.00        $     1.00
                              ----------        ----------        ----------        ----------        ----------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.05              0.05              0.03              0.01              0.01
Net realized gain (loss)            0.00 (b)          0.00 (b)          0.00 (b)          0.00 (b)         (0.00)(b)
                              ----------        ----------        ----------        ----------        ----------
TOTAL FROM INVESTMENT               0.05              0.05              0.03              0.01              0.01
                              ----------        ----------        ----------        ----------        ----------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income              (0.05)            (0.05)            (0.03)            (0.01)            (0.01)
Net realized gain                      -                 -                 -             (0.00)(b)         (0.00)(b)
                              ----------        ----------        ----------        ----------        ----------
TOTAL DISTRIBUTIONS                (0.05)            (0.05)            (0.03)            (0.01)            (0.01)
                              ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE, END OF       $     1.00          $   1.00          $   1.00          $   1.00          $   1.00
                              ==========        ==========        ==========        ==========        ==========
  PERIOD
TOTAL RETURN                        5.32%             5.07%             3.26%             1.40%             0.80%(c)
                              ==========        ==========        ==========        ==========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $8,363,790        $5,915,836        $6,521,818        $6,000,944        $2,967,075
  period (000s)
Ratio of expenses to
average net
 assets(d)                          0.12%             0.11%             0.08%             0.04%             0.03%
Ratio of expenses to
average net assets
 prior to expense                   0.15%             0.14%             0.12%             0.12%          n/a
  reductions(d)
Ratio of net investment
income to
 average net assets(d)              5.19%             4.93%             3.28%             1.45%             1.10%


-------
  (a)        Commencement of operations.

  (b)        Rounds to less than $0.01.

  (c)        Not annualized.


  (d) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
16 BARCLAYS GLOBAL INVESTORS FUNDS

GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                  PERIOD FROM
                              YEAR ENDED       YEAR ENDED       YEAR ENDED     SEP. 1, 2004(A)
                            DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2005    TO DEC. 31, 2004
                            -------------    -------------    -------------    ----------------
NET ASSET VALUE,               $ 1.00           $ 1.00          $   1.00          $    1.00
                               ------           ------          -------           --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            0.05             0.05              0.03               0.01
                               ------           ------          -------           --------
TOTAL FROM INVESTMENT            0.05             0.05              0.03               0.01
                               ------           ------          -------           --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income           (0.05)           (0.05)            (0.03)            (0.01)
                               -------          -------         --------          --------
TOTAL DISTRIBUTIONS             (0.05)           (0.05)            (0.03)            (0.01)
                               -------          -------         --------          --------
NET ASSET VALUE, END OF        $ 1.00           $ 1.00          $   1.00          $   1.00
                               =======          =======         ========          ========
  PERIOD
TOTAL RETURN                     5.15%            5.04%             3.28%             0.64%(b)
                               =======          =======         ========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of             $3,031           $   395         $169,200          $448,100
  period (000s)
Ratio of expenses to
average net
 assets(c)                       0.12%            0.12%             0.03%             0.00%
Ratio of expenses to
average net assets
 prior to expense                0.18%            0.16%             0.12%             0.12%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)           4.67%            4.75%             3.04%             1.93%


-------
  (a)        Commencement of operations.

  (b)        Not annualized.


  (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             17

TREASURY MONEY MARKET FUND - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                              PERIOD FROM
                              YEAR ENDED      YEAR ENDED      YEAR ENDED    SEP. 1, 2004(A)
                            DEC. 31, 2007   DEC. 31, 2006   DEC. 31, 2005   TO DEC. 31, 2004
                            -------------   -------------   -------------   ----------------
NET ASSET VALUE,              $   1.00        $   1.00        $   1.00         $   1.00
                              --------        --------        --------         --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.05            0.05            0.03             0.01
                              --------        --------        --------         ---------
TOTAL FROM INVESTMENT             0.05            0.05            0.03             0.01
                              --------        --------        --------         ---------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.05)          (0.05)          (0.03)           (0.01)
                              --------        --------        --------         --------
TOTAL DISTRIBUTIONS              (0.05)          (0.05)          (0.03)           (0.01)
                              --------        --------        --------         --------
NET ASSET VALUE, END OF       $   1.00        $   1.00        $   1.00         $   1.00
                              ========        ========        ========         ========
  PERIOD
TOTAL RETURN                      4.95%           5.04%           3.20%            0.61%(b)
                              ========        ========        ========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $131,190        $126,518        $100,343         $    100
  period (000s)
Ratio of expenses to
average net
 assets(c)                        0.04%           0.00%           0.00%            0.00%
Ratio of expenses to
average net assets
 prior to expense                 0.18%           0.19%           0.12%            0.12%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)            4.74%           5.03%           4.03%            1.82%


-------
  (a)        Commencement of operations.

  (b)        Not annualized.


  (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
18 BARCLAYS GLOBAL INVESTORS FUNDS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

Copies of the Prospectus, SAI, annual and semi-annual reports to shareholders and other information can be found on our website at www.bgicash.com. For more detailed information about Barclays Global Investors Funds and the Funds, you may request a copy of the SAI. The SAI provides information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Funds' investments is available in the Funds' annual or semi-annual reports to shareholders.

If you have any questions about the Funds or you wish to obtain the SAI or semi-annual or annual reports free of charge, please:

Call:        1-877-BGI-1544 (1-877-244-1544) (toll-free)
             Monday through Friday
             8:30 a.m. to 6:30 p.m. (Eastern Time)
E-mail:      cash.us@barclaysglobal.com
Write:       Barclays Global Investors Funds
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

Information about a Fund (including its SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

                   Investment Company Act File No.: 811-07332

                           For more information call
                  1-877-BGI-1544 (1-877-244-1544) (toll-free)

[GRAPHIC APPEARS HERE]


BGF-PR-IS1208

[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

Prospectus
May 1, 2008 (as revised December 26, 2008)

MONEY MARKET FUNDS
PREMIUM SHARES

Institutional Money Market Fund
Prime Money Market Fund
Government Money Market Fund
Treasury Money Market Fund

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

Table of Contents

  Investment Objectives .      1
  Principal Investment         2
  Strategies
  Principal Risk Factors       3
  Investment Returns ....      4
  Fees and Expenses .....      7
  Management of the            9
  Funds
  Shareholder                 10
  Information
  Financial Highlights ..     16

--------------------------------------------------------------------------------
                                                                              i

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Objectives(1)

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND

The investment objective for both the Institutional Money Market Fund and the Prime Money Market Fund is to seek a high level of income consistent with liquidity and the preservation of capital.

GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund is to seek to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

-------
(1)Each of the Institutional Money Market Fund, the Prime Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Funds to their Master Portfolios appears under the heading "Master/Feeder Mutual Fund Structure" in this Prospectus.

--------------------------------------------------------------------------------
                                                                              1

Principal Investment Strategies

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND


The Funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Prime Money Market Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).


Each of the Institutional Money Market Fund and the Prime Money Market Fund reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks.

GOVERNMENT MONEY MARKET FUND


The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.


TREASURY MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

--------------------------------------------------------------------------------
2 BARCLAYS GLOBAL INVESTORS FUNDS

Principal Risk Factors

INSTITUTIONAL MONEY MARKET FUND, PRIME MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

While some of the Funds' portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Funds' income to fluctuate as the market value of the Funds' securities fluctuates.

Each Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. Certain securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Each Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the banking and financial services industries.

TREASURY MONEY MARKET FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the Fund's portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Fund's income to fluctuate as the market value of the Fund's securities fluctuates.

The Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements with regard to U.S. Treasury obligations.

The Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds are designed for investors who seek income from a high quality portfolio and/or wish to maintain the value of their investment in the long- and short-term.

--------------------------------------------------------------------------------
                                                                              3

Investment Returns

TOTAL RETURNS


The bar charts and table in this section provide some indication of the risks of investing in the Premium Shares of the Funds by showing the changes in their performance from year to year. The bar charts show the returns of the Premium Shares of the Funds for each full calendar year since the Funds' respective inception dates. The average annual total return table compares the average annual total return of the Premium Shares of the Funds to those of a group of corresponding funds for various periods of time. How the Funds performed in the past is not necessarily an indication of how they will perform in the future.


Institutional Money Market Fund - Premium Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2003    1.10%
2004    1.34%
2005    3.24%
2006    5.05%
2007    5.31%



The best calendar quarter return during the years shown above was 1.34% in the 3rd quarter of 2007; the worst was 0.24% in the 1st quarter of 2004.


Prime Money Market Fund - Premium Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2004   1.35%
2005   3.21%
2006   5.02 %
2007   5.27%



The best calendar quarter return during the years shown above was 1.33% in the 3rd quarter of 2007; the worst was 0.25% in the 1st and 2nd quarters of 2004.


--------------------------------------------------------------------------------
4 BARCLAYS GLOBAL INVESTORS FUNDS

Government Money Market Fund - Premium Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005    3.23%
2006    4.99%
2007    5.09%


The best calendar quarter return during the years shown above was 1.31% in the 3rd and 4th quarters of 2006; the worst was 0.61% in the 1st quarter of 2005.

Treasury Money Market Fund - Premium Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005    3.15%
2006    4.99%
2007    4.90%


The best calendar quarter return during the years shown above was 1.32% in the 4th quarter of 2006; the worst was 0.58% in the 1st quarter of 2005.

--------------------------------------------------------------------------------
                                                                              5

                         AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2007
                               PREMIUM SHARES(1)



                               1 YEAR        5 YEARS       SINCE INCEPTION
                             ----------     ---------     ----------------
Institutional Money              5.31%      3.19%               3.16%
  Market Fund
MFR Averages/FTIA(2)             5.06%      2.91%               2.88%(5)
Prime Money Market Fund          5.27%        N/A               3.30%
MFR Averages/FTIA(2)             5.06%        N/A               3.01%(5)
Government Money Market          5.09%        N/A               4.17%
  Fund
MFR Averages/GIA(3)              4.78%        N/A               3.77%(5)
Treasury Money Market            4.90%        N/A               4.08%
  Fund
MFR Averages/T&RIA(4)            4.59%        N/A               3.69%(5)


-------
  (1) The returns for Premium Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated since inception, December 2, 2002, April 16, 2003, September 1, 2004 and September 1, 2004, respectively.
  (2) The Premium Shares of the Institutional Money Market Fund and Prime Money Market Fund are tracked against the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet, Inc.
  (3) The Premium Shares of the Government Money Market Fund are tracked against the MFR Government Institutional Average, a service of iMoneyNet, Inc.
  (4) The Premium Shares of the Treasury Money Market Fund are tracked against the MFR Treasury and Repo Institutional Average, a service of iMoneyNet, Inc.
  (5) The MFR averages for the Premium Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated from November 30, 2002, March 31, 2003, August 31, 2004 and August 31, 2004, respectively.

Each Fund's seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year.

To learn each Fund's current seven-day yield, call 1-877-BGI-1544
(1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time or visit www.bgicash.com.

--------------------------------------------------------------------------------
6 BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of the Funds.

     ANNUAL CLASS OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS
                 (Expenses that are Deducted from Class Assets)


                            INSTITUTIONAL       PRIME        GOVERNMENT     TREASURY
                                MONEY           MONEY          MONEY          MONEY
                             MARKET FUND     MARKET FUND    MARKET FUND    MARKET FUND
                            -------------    -----------    -----------    -----------
Management fees(1)               0.10%           0.10%          0.10%          0.10%
Other expenses                   0.11%           0.10%          0.13%          0.13%
(Administration fees;
  Independent
 Expenses(2))
Total annual class               0.21%           0.20%          0.23%          0.23%
operating expenses(1),
  (2), (3)
Less fee waivers and/or         (0.04)%         (0.03)%        (0.06)%        (0.06)%
  expense
 reimbursements(1), (2)
Net expenses(1), (2), (4)        0.17%           0.17%          0.17%          0.17%


-------
  (1) Barclays Global Fund Advisors ("BGFA"), the investment adviser of each Fund's Master Portfolio, has contractually agreed to waive a portion of its management fees through April 30, 2009. After giving effect to such contractual waiver, the management fees will be 0.07%.


  (2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Funds and the Master Portfolios, counsel to the Independent Trustees of the Funds and the Master Portfolios, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds and the Master Portfolios that are allocated to the Funds. Barclays Global Investors, N.A. ("BGI") and BGFA, as applicable, have contractually agreed to reimburse, or provide offsetting credits to, the Funds and the Master Portfolios for Independent Expenses through April 30, 2009. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%.


  (3) Total annual class operating expenses in the above table and the following example reflect the expenses of both the Funds and the Master Portfolios in which they invest.
  (4) The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

--------------------------------------------------------------------------------
                                                                              7

EXAMPLE


The example below is intended to help you compare the cost of investing in Premium Shares of the Funds with the cost of investing in other mutual funds. The example illustrates the cost you would have incurred on an initial $10,000 investment in Premium Shares of each Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods, that total operating expenses remain the same and that the contractual fee waivers and reimbursements by BGFA and BGI are in effect for one year.

THE FUNDS DO NOT CHARGE A SALES LOAD OR OTHER FEE UPON REDEMPTION. This means that your cost for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.


                                PREMIUM SHARES


                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                             --------     ---------     ---------     ---------
Institutional Money             $17          $64           $114          $264
  Market Fund
Prime Money Market Fund         $17          $61           $110          $252
Government Money Market         $17          $68           $123          $287
  Fund
Treasury Money Market           $17          $68           $123          $287
  Fund


--------------------------------------------------------------------------------
8 BARCLAYS GLOBAL INVESTORS FUNDS

Management of the Funds

INVESTMENT ADVISER

Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has a substantially identical investment objective, strategies and policies as the Fund. BGFA, a registered investment adviser, serves as investment adviser to each Master Portfolio. BGFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BGFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of each Master Portfolio's average daily net assets.


BGFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of February 29, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.95 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BGFA is available in each Fund's semi-annual report for the 6-month period ending June 30.


ADMINISTRATIVE SERVICES

BGI provides the following services, among others, as the Funds' Administrator:

[_] Supervise the Funds' administrative operations;

[_] Provide or cause to be provided management reporting and treasury administration services;

[_] Financial reporting;

[_] Legal, blue sky and tax services;

[_] Preparation of proxy statements and shareholder reports; and


[_] Engaging and supervising shareholder servicing agents (the "Shareholder Servicing Agents") on behalf of the Funds.

BGI is entitled to receive fees for these services at the annual rate of 0.10% of the average daily net assets of the Premium Shares of each Fund. In addition to performing these services, BGI has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Funds' Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Shareholder Servicing Agents service individual and omnibus Fund accounts pursuant to agreements with the Funds and/or BGI. In addition to serving as agents of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, Shareholder Servicing Agents may provide administrative support and account services such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Funds available to their clients.


--------------------------------------------------------------------------------
                                                                              9

BGI pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding the maximum fee rates approved by the Funds' Board of Trustees for those services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BGI or the Funds' other service providers. In addition, BGFA and/or BGI and/or the Funds' distributor may pay additional amounts to certain Shareholder Servicing Agents for more services or to other intermediaries that perform services in connection with the sale of Fund shares. These amounts, which may be significant, are paid by BGFA and/or BGI and/or the Funds' distributor from their own resources, which generally come directly or indirectly from fees paid by funds advised by BGFA or administered by BGI or, in the case of the Funds' distributor, fees paid by BGI.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients. Additional information regarding the Funds' shareholder servicing arrangements can be found in the Funds' SAI, which is available upon request.


Shareholder Information

WHO IS ELIGIBLE TO INVEST

To be eligible to purchase Premium Shares, you must:

[_] Invest through an employer-sponsored or individual retirement savings plan;


[_] Invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA");



[_] Maintain an account with State Street Bank and Trust Company ("State Street"), the Funds' custodian, transfer agent and dividend disbursing agent, or with one of the Funds' Shareholder Servicing Agents; or

[_] Initially invest a minimum of $10 million directly through State Street.

The minimum initial investment amount for the Premium Shares of each Fund is $10 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.


Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Premium Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES


[_] PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.


--------------------------------------------------------------------------------
10 BARCLAYS GLOBAL INVESTORS FUNDS

[_] TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the Funds, as described below.

[_] QUALIFIED BUYER. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.


[_] DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.


You may buy Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, on any day the Funds are open (a "Business Day") by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Institutional Money Market Fund and the Prime Money Market Fund do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern Time) on such Business Day. The Government Money Market Fund and the Treasury Money Market Fund generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.


Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES


[_] PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.



[_] QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.


[] DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.


You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency


--------------------------------------------------------------------------------
                                                                             11
exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.


In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS


A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.



[_] To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account.(1)



[_] To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company


     ABA # 011001438
     Attn: Transfer Agent
     Account # DDA 555555535
     For Further Credit to: Barclays Global Investors Funds Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:
     1128 (Institutional Money Market Fund - Premium Shares) 1198 (Prime Money Market Fund - Premium Shares)
     1098 (Government Money Market Fund - Premium Shares) 1108 (Treasury Money Market Fund - Premium Shares)


[_] To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.



[_] To invest or redeem shares online, please contact State Street for information about how to access online trading features.

[_] A direct buyer can ask State Street to wire proceeds directly to its designated bank account.(2)


--------------------------------------------------------------------------------
12 BARCLAYS GLOBAL INVESTORS FUNDS

[_] When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------

(1)The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.


(2)To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.


CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.


Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.


The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of

--------------------------------------------------------------------------------
                                                                             13
monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.

TAXES

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable to you, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE         TAX STATUS
------------------------- --------------------------
Income .................. Ordinary income(1)
Short-term capital gain . Ordinary income
Long-term capital gain .. Long-term capital gain(2)

-------
  (1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

  (2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains.

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.


In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.


TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.


MASTER/FEEDER MUTUAL FUND STRUCTURE

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

--------------------------------------------------------------------------------
14 BARCLAYS GLOBAL INVESTORS FUNDS

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-877-BGI-1544 (1-877-244-1544) (toll-free) for additional information.

--------------------------------------------------------------------------------
                                                                             15

Financial Highlights


The financial tables in this section are intended to help investors understand the financial performance of the Premium Shares of each Fund for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Premium Share of each Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Premium Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You may obtain copies of the annual report, at no cost, by calling 1-877-BGI-1544 (1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.


INSTITUTIONAL MONEY MARKET FUND - PREMIUM SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                           DEC. 31, 2007    DEC. 31, 2006     DEC. 31, 2005     DEC. 31, 2004     DEC. 31, 2003
                           -------------    -------------     -------------     -------------     -------------
NET ASSET VALUE,             $   1.00         $     1.00        $     1.00        $     1.00       $   1.00
                             --------         ----------        ----------        ----------       --------
  BEGINNING OF YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            0.05               0.05              0.03              0.01           0.01
Net realized gain (loss)         0.00 (a)           0.00 (a)          0.00 (a)         (0.00)(a)       0.00 (a)
                             --------         ----------        ----------        ----------       --------
TOTAL FROM INVESTMENT            0.05               0.05              0.03              0.01           0.01
                             --------         ----------        ----------        ----------       --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income           (0.05)             (0.05)            (0.03)            (0.01)         (0.01)
Net realized gain                   -                  -                 -                 -          (0.00)(a)
                             --------         ----------        ----------        ----------       --------
TOTAL DISTRIBUTIONS             (0.05)             (0.05)            (0.03)            (0.01)         (0.01)
                             --------         ----------        ----------        ----------       --------
NET ASSET VALUE, END OF      $   1.00         $     1.00        $     1.00        $     1.00       $   1.00
                             ========         ==========        ==========        ==========       ========
  YEAR
TOTAL RETURN                     5.31%              5.05%             3.24%             1.34%          1.10%
                             ========         ==========        ==========        ==========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year      $746,582         $1,321,042        $1,803,171        $1,217,388       $290,099
  (000s)
Ratio of expenses to
average net
 assets(b)                       0.16%              0.15%             0.10%             0.10%          0.17%
Ratio of expenses to
average net assets
 prior to expense                0.21%              0.19%             0.17%             0.17%           n/a
  reductions(b)
Ratio of net investment
income to
 average net assets(b)           5.21%              4.93%             3.24%             1.45%          0.98%


-------

 (a)        Rounds to less than $0.01.

 (b)        These ratios include net expenses charged to the corresponding

            Master Portfolio.


--------------------------------------------------------------------------------
16 BARCLAYS GLOBAL INVESTORS FUNDS

PRIME MONEY MARKET FUND - PREMIUM SHARES


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                     PERIOD FROM
                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED     APR. 16, 2003(A)
                            DEC. 31, 2007     DEC. 31, 2006     DEC. 31, 2005     DEC. 31, 2004    TO DEC. 31, 2003
                          ----------------- ----------------- ----------------- ----------------- -----------------
NET ASSET VALUE,              $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                              ----------        ----------        ----------        ----------        --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.05              0.05              0.03              0.01              0.01
Net realized gain (loss)          0.00 (b)          0.00 (b)          0.00 (b)          0.00 (b)         (0.00)(b)
                              ----------        ----------        ----------        ----------        --------
TOTAL FROM INVESTMENT             0.05              0.05              0.03              0.01              0.01
                              ----------        ----------        ----------        ----------        --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.05)            (0.05)            (0.03)            (0.01)            (0.01)
Net realized gain                    -                 -                 -             (0.00)(b)         (0.00)(b)
                              ----------        ----------        ----------        ----------        --------
TOTAL DISTRIBUTIONS              (0.05)            (0.05)            (0.03)            (0.01)            (0.01)
                              ----------        ----------        ----------        ----------        --------
NET ASSET VALUE, END OF       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                              ==========        ==========        ==========        ==========        ========
  PERIOD
TOTAL RETURN                      5.27%             5.02%             3.21%             1.35%             0.75%(c)
                              ==========        ==========        ==========        ==========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $1,795,477        $1,551,648        $3,233,738        $5,247,105        $964,243
  period (000s)
Ratio of expenses to
average net
 assets(d)                        0.17%             0.16%             0.13%             0.07%             0.09%
Ratio of expenses to
average net assets
 prior to expense                 0.20%             0.19%             0.17%             0.17%          n/a
  reductions(d)
Ratio of net investment
income to
 average net assets(d)            5.14%             4.88%             3.08%             1.62%             1.02%


-------
 (a)        Commencement of operations.
 (b)        Rounds to less than $0.01.
 (c)        Not annualized.

 (d) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             17

GOVERNMENT MONEY MARKET FUND - PREMIUM SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                             PERIOD FROM
                                 YEAR ENDED          YEAR ENDED          YEAR ENDED        SEP. 1, 2004(A)
                               DEC. 31, 2007       DEC. 31, 2006       DEC. 31, 2005       TO DEC. 31, 2004
                              ---------------     ---------------     ---------------     -----------------
NET ASSET VALUE,                  $ 1.00             $  1.00             $  1.00              $   1.00
                                  ------             -------             -------              --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.05                0.05                0.03                  0.01
                                  ------             -------             -------              --------
TOTAL FROM INVESTMENT               0.05                0.05                0.03                  0.01
                                  ------             -------             -------              --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income               (0.05)              (0.05)              (0.03)               (0.01)
                                  -------            --------            --------             --------
TOTAL DISTRIBUTIONS                 (0.05)              (0.05)              (0.03)               (0.01)
                                  -------            --------            --------             --------
NET ASSET VALUE, END OF           $ 1.00             $  1.00             $  1.00              $   1.00
                                  =======            ========            ========             ========
  PERIOD
TOTAL RETURN                         5.09%               4.99%               3.23%                0.62%(b)
                                  =======            ========            ========             ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of                $89,824            $123,532            $183,243             $    100
  period (000s)
Ratio of expenses to
average net
 assets(c)                           0.17%               0.17%               0.08%                0.05%
Ratio of expenses to
average net assets
 prior to expense                    0.23%               0.21%               0.17%                0.17%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)               4.84%               4.88%               3.54%                1.86%


-------
 (a)        Commencement of operations.
 (b)        Not annualized.

 (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
     18                                        BARCLAYS GLOBAL INVESTORS FUNDS

TREASURY MONEY MARKET FUND - PREMIUM SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                             PERIOD FROM
                                 YEAR ENDED          YEAR ENDED          YEAR ENDED        SEP. 1, 2004(A)
                               DEC. 31, 2007       DEC. 31, 2006       DEC. 31, 2005       TO DEC. 31, 2004
                              ---------------     ---------------     ---------------     -----------------
NET ASSET VALUE,                  $ 1.00              $ 1.00              $ 1.00              $   1.00
                                  ------              ------              ------              --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.05                0.05                0.03                  0.01
                                  ------              ------              ------              --------
TOTAL FROM INVESTMENT               0.05                0.05                0.03                  0.01
                                  ------              ------              ------              --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income               (0.05)              (0.05)              (0.03)               (0.01)
                                  -------             -------             -------             --------
TOTAL DISTRIBUTIONS                 (0.05)              (0.05)              (0.03)               (0.01)
                                  -------             -------             -------             --------
NET ASSET VALUE, END OF           $ 1.00              $ 1.00              $ 1.00              $   1.00
                                  =======             =======             =======             ========
  PERIOD
TOTAL RETURN                         4.90%               4.99%               3.15%                0.59%(b)
                                  =======             =======             =======             ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of                $61,513             $ 2,112             $ 2,546             $    100
  period (000s)
Ratio of expenses to
average net
 assets(c)                           0.09%               0.05%               0.05%                0.05%
Ratio of expenses to
average net assets
 prior to expense                    0.23%               0.23%               0.17%                0.17%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)               4.44%               4.61%               3.83%                1.77%


-------
 (a)        Commencement of operations.
 (b)        Not annualized.

 (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             19

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


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


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


--------------------------------------------------------------------------------

Copies of the Prospectus, SAI, annual and semi-annual reports to shareholders and other information can be found on our website at www.bgicash.com. For more detailed information about Barclays Global Investors Funds and the Funds, you may request a copy of the SAI. The SAI provides information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Funds' investments is available in the Funds' annual or semi-annual reports to shareholders.

If you have any questions about the Funds or you wish to obtain the SAI or semi-annual or annual reports free of charge, please:

Call:        1-877-BGI-1544 (1-877-244-1544) (toll-free)
             Monday through Friday
             8:30 a.m. to 6:30 p.m. (Eastern Time)
E-mail:      cash.us@barclaysglobal.com
Write:       Barclays Global Investors Funds
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

Information about a Fund (including its SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

                   Investment Company Act File No.: 811-07332

                           For more information call
                  1-877-BGI-1544 (1-877-244-1544) (toll-free)

[GRAPHIC APPEARS HERE]


BGF-PR-PS1208

[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

Prospectus
May 1, 2008 (as revised December 26, 2008)

MONEY MARKET FUNDS
SELECT SHARES

Institutional Money Market Fund
Prime Money Market Fund
Government Money Market Fund
Treasury Money Market Fund

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

Table of Contents


  Investment Objectives .      1
  Principal Investment         2
  Strategies
  Principal Risk Factors       3
  Investment Returns ....      4
  Fees and Expenses .....      7
  Management of the            9
  Funds
  Shareholder                 10
  Information
  Financial Highlights ..     17


--------------------------------------------------------------------------------
                                                                              i

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Objectives(1)

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND

The investment objective for both the Institutional Money Market Fund and the Prime Money Market Fund is to seek a high level of income consistent with liquidity and the preservation of capital.

GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund is to seek to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

-------
(1)Each of the Institutional Money Market Fund, the Prime Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Funds to their Master Portfolios appears under the heading "Master/Feeder Mutual Fund Structure" in this Prospectus.

--------------------------------------------------------------------------------
                                                                              1

Principal Investment Strategies

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND


The Funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Prime Money Market Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).


Each of the Institutional Money Market Fund and the Prime Money Market Fund reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks.

GOVERNMENT MONEY MARKET FUND


The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.


TREASURY MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

--------------------------------------------------------------------------------
     2  BARCLAYS GLOBAL INVESTORS FUNDS

Principal Risk Factors

INSTITUTIONAL MONEY MARKET FUND, PRIME MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

While some of the Funds' portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Funds' income to fluctuate as the market value of the Funds' securities fluctuates.

Each Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. Certain securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Each Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the banking and financial services industries.

TREASURY MONEY MARKET FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the Fund's portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Fund's income to fluctuate as the market value of the Fund's securities fluctuates.

The Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements with regard to U.S. Treasury obligations.

The Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds are designed for investors who seek income from a high quality portfolio and/or wish to maintain the value of their investment in the long- and short-term.

--------------------------------------------------------------------------------
                                                                              3

Investment Returns

TOTAL RETURNS


The bar charts and table in this section provide some indication of the risks of investing in the Select Shares of the Funds by showing the changes in their performance from year to year. The bar charts show the returns of the Select Shares of the Funds for each full calendar year since the Funds' respective inception dates. The average annual total return table compares the average annual total return of the Select Shares of the Funds to those of a group of corresponding funds for various periods of time. How the Funds performed in the past is not necessarily an indication of how they will perform in the future.


Institutional Money Market Fund - Select Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005   3.19%
2006   5.00%
2007   5.26%



The best calendar quarter return during the years shown above was 1.33% in the 3rd quarter of 2007; the worst was 0.59% in the1st quarter of 2005.


Prime Money Market Fund - Select Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005   3.16%
2006   4.97%
2007   5.24%



The best calendar quarter return during the years shown above was 1.32% in the 3rd quarter of 2007; the worst was 0.59% in the 1st quarter of 2005.


--------------------------------------------------------------------------------
     4  BARCLAYS GLOBAL INVESTORS FUNDS

Government Money Market Fund - Select Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005   3.18%
2006   4.94%
2007   5.06%


The best calendar quarter return during the years shown above was 1.31% in the 4th quarter of 2006; the worst was 0.59% in the 1st quarter of 2005.

Treasury Money Market Fund - Select Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005    3.10%
2006    4.94%
2007    4.86%


The best calendar quarter return during the years shown above was 1.31% in the 4th quarter of 2006; the worst was 0.57% in the 1st quarter of 2005.

--------------------------------------------------------------------------------
                                                                              5

                         AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2007
                                SELECT SHARES(1)



                               1 YEAR        SINCE INCEPTION
                             ----------     ----------------
Institutional Money              5.26%            3.72%
  Market Fund
MFR Averages/FTIA(2)             5.06%            3.43%(5)
Prime Money Market Fund          5.24%            3.70%
MFR Averages/FTIA(2)             5.06%            3.43%(5)
Government Money Market          5.06%            4.13%
  Fund
MFR Averages/GIA(3)              4.78%            3.77%(5)
Treasury Money Market            4.86%            4.03%
  Fund
MFR Averages/T&RIA(4)            4.59%            3.69%(5)


-------
  (1) The returns for Select Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated since inception, January 26, 2004, January 26, 2004, September 1, 2004 and September 1, 2004, respectively.
  (2) The Select Shares of the Institutional Money Market Fund and Prime Money Market Fund are tracked against the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet, Inc.
  (3) The Select Shares of the Government Money Market Fund are tracked against the MFR Government Institutional Average, a service of iMoneyNet, Inc.
  (4) The Select Shares of the Treasury Money Market Fund are tracked against the MFR Treasury and Repo Institutional Average, a service of iMoneyNet, Inc.

  (5) The MFR averages for the Select Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated from December 31, 2003, December 31, 2003, August 31, 2004 and August 31, 2004, respectively.


Each Fund's seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year.

To learn each Fund's current seven-day yield, call 1-877-BGI-1544
(1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time or visit www.bgicash.com.

--------------------------------------------------------------------------------
6 BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of the Funds.

     ANNUAL CLASS OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS
                 (Expenses that are Deducted from Class Assets)


                               INSTITUTIONAL          PRIME           GOVERNMENT        TREASURY
                                   MONEY              MONEY             MONEY             MONEY
                                MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                              ---------------     -------------     -------------     ------------
Management fees(1)                  0.10%              0.10%             0.10%             0.10%
Other expenses                      0.15%              0.15%             0.18%             0.17%
(Administration
  fees(1);
 Independent Expenses(2))
Total annual class                  0.25%              0.25%             0.28%             0.27%
operating expenses(1),
  (2), (3)
Less fee waivers and/or            (0.05)%            (0.05)%           (0.08)%           (0.07)%
  expense
 reimbursements(1), (2)
Net expenses(1), (2), (4)           0.20%              0.20%             0.20%             0.20%


-------

  (1) Barclays Global Fund Advisors ("BGFA"), the investment adviser of each Fund's Master Portfolio, has contractually agreed to waive a portion of its management fees through April 30, 2009. Barclays Global Investors, N.A. ("BGI"), the administrator of the Funds, has contractually agreed to waive a portion of its administration fees through April 30, 2009. After giving effect to such contractual waivers, the management fees will be 0.07% and the administration fees will be 0.13%.
  (2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Funds and the Master Portfolios, counsel to the Independent Trustees of the Funds and the Master Portfolios, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds and the Master Portfolios that are allocated to the Funds. BGI and BGFA, as applicable, have contractually agreed to reimburse, or provide offsetting credits to, the Funds and the Master Portfolios for Independent Expenses through April 30, 2009. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%.

  (3) Total annual class operating expenses in the above table and the following example reflect the expenses of both the Funds and the Master Portfolios in which they invest.
  (4) The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

--------------------------------------------------------------------------------
                                                                              7

EXAMPLE


The example below is intended to help you compare the cost of investing in Select Shares of the Funds with the cost of investing in other mutual funds. The example illustrates the cost you would have incurred on an initial $10,000 investment in Select Shares of each Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods, that total operating expenses remain the same and that the contractual fee waivers and reimbursements by BGFA and BGI are in effect for one year.

THE FUNDS DO NOT CHARGE A SALES LOAD OR OTHER FEE UPON REDEMPTION. This means that your cost for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.


                                 SELECT SHARES


                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                             --------     ---------     ---------     ---------
Institutional Money             $20          $75           $136          $313
  Market Fund
Prime Money Market Fund         $20          $75           $136          $313
Government Money Market         $20          $82           $149          $348
  Fund
Treasury Money Market           $20          $80           $145          $336
  Fund


--------------------------------------------------------------------------------
8 BARCLAYS GLOBAL INVESTORS FUNDS

Management of the Funds

INVESTMENT ADVISER

Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has a substantially identical investment objective, strategies and policies as the Fund. BGFA, a registered investment adviser, serves as investment adviser to each Master Portfolio. BGFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BGFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of each Master Portfolio's average daily net assets.


BGFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of February 29, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.95 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BGFA is available in each Fund's semi-annual report for the 6-month period ending June 30.


ADMINISTRATIVE SERVICES

BGI provides the following services, among others, as the Funds' Administrator:

[_] Supervise the Funds' administrative operations;

[_] Provide or cause to be provided management reporting and treasury administration services;

[_] Financial reporting;

[_] Legal, blue sky and tax services;

[_] Preparation of proxy statements and shareholder reports; and


[_] Engaging and supervising shareholder servicing agents (the "Shareholder Servicing Agents") on behalf of the Funds.

BGI is entitled to receive fees for these services at the annual rate of 0.15% (0.13% pursuant to the current contractual fee waiver) of the average daily net assets of the Select Shares of each Fund. In addition to performing these services, BGI has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Funds' Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Shareholder Servicing Agents service individual and omnibus Fund accounts pursuant to agreements with the Funds and/or BGI. In addition to serving as agents of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, Shareholder Servicing Agents may provide administrative support and account services such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Funds available to their clients.


--------------------------------------------------------------------------------
                                                                              9

BGI pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding the maximum fee rates approved by the Funds' Board of Trustees for those services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BGI or the Funds' other service providers. In addition, BGFA and/or BGI and/or the Funds' distributor may pay additional amounts to certain Shareholder Servicing Agents for more services or to other intermediaries that perform services in connection with the sale of Fund shares. These amounts, which may be significant, are paid by BGFA and/or BGI and/or the Funds' distributor from their own resources, which generally come directly or indirectly from fees paid by funds advised by BGFA or administered by BGI or, in the case of the Funds' distributor, fees paid by BGI.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients. Additional information regarding the Funds' shareholder servicing arrangements can be found in the Funds' SAI, which is available upon request.


Shareholder Information

WHO IS ELIGIBLE TO INVEST

To be eligible to purchase Select Shares, you must:

[_] Invest through an employer-sponsored or individual retirement savings plan;


[_] Invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA");



[_] Maintain an account with State Street Bank and Trust Company ("State
 Street"), the Funds' custodian, transfer agent and dividend disbursing agent, or with one of the Funds' Shareholder Servicing Agents; or

[_] Initially invest a minimum of $1 million directly through State Street.

The minimum initial investment amount for the Select Shares of each Fund is $1 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.


Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Select Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES


[] PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.


--------------------------------------------------------------------------------
10 BARCLAYS GLOBAL INVESTORS FUNDS

[_] TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the Funds, as described below.

[_] QUALIFIED BUYER. Invest through an account set up with your Shareholder
 Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.


[_] DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.


You may buy Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, on any day the Funds are open (a "Business Day") by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Institutional Money Market Fund and the Prime Money Market Fund do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern Time) on such Business Day. The Government Money Market Fund and the Treasury Money Market Fund generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.


Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES


[_] PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.



[_] QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder
 Servicing Agent is responsible for properly transmitting your sale order to State Street.


[_] DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.


You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency


--------------------------------------------------------------------------------
                                                                             11
exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.


In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

--------------------------------------------------------------------------------
12 BARCLAYS GLOBAL INVESTORS FUNDS

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS


A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.



[_] To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account.(1)



[_] To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company


     ABA # 011001438
     Attn: Transfer Agent
     Account # DDA 555555535
     For Further Credit to: Barclays Global Investors Funds
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:
     1122 (Institutional Money Market Fund - Select Shares)
     1199 (Prime Money Market Fund - Select Shares)
     1099 (Government Money Market Fund - Select Shares)
     1109 (Treasury Money Market Fund - Select Shares)


[_] To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.



[_] To invest or redeem shares online, please contact State Street for information about how to access online trading features.

[_] A direct buyer can ask State Street to wire proceeds directly to its designated bank account.(2)


[_] When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------

(1)The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.


(2)To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.


--------------------------------------------------------------------------------
                                                                             13

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.


Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.


The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.

--------------------------------------------------------------------------------
14 BARCLAYS GLOBAL INVESTORS FUNDS

TAXES

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable to you, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE         TAX STATUS
------------------------- --------------------------
Income .................. Ordinary income(1)
Short-term capital gain . Ordinary income
Long-term capital gain .. Long-term capital gain(2)

-------
  (1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

  (2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains.

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.


In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.


TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.


MASTER/FEEDER MUTUAL FUND STRUCTURE

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

--------------------------------------------------------------------------------
                                                                             15

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-877-BGI-1544 (1-877-244-1544) (toll-free) for additional information.

--------------------------------------------------------------------------------
16 BARCLAYS GLOBAL INVESTORS FUNDS

Financial Highlights


The financial tables in this section are intended to help investors understand the financial performance of the Select Shares of each Fund for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Select Share of each Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Select Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You may obtain copies of the annual report, at no cost, by calling 1-877-BGI-1544 (1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.


INSTITUTIONAL MONEY MARKET FUND - SELECT SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                             PERIOD FROM
                                 YEAR ENDED          YEAR ENDED          YEAR ENDED        JAN. 26, 2004(A)
                               DEC. 31, 2007       DEC. 31, 2006       DEC. 31, 2005       TO DEC. 31, 2004
                              ---------------     ---------------     ---------------     -----------------
NET ASSET VALUE,                 $  1.00              $ 1.00             $  1.00              $   1.00
                                 -------              ------             -------              --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.05                0.05                0.03                  0.01
Net realized gain                   0.00 (b)                -               0.00 (b)                 -
                                 -------              -------            -------              --------
TOTAL FROM INVESTMENT               0.05                0.05                0.03                  0.01
                                 -------              -------            -------              --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income              (0.05)               (0.05)             (0.03)                (0.01)
                                 -------              -------            -------              --------
TOTAL DISTRIBUTIONS                (0.05)               (0.05)             (0.03)                (0.01)
                                 -------              -------            -------              --------
NET ASSET VALUE, END OF          $  1.00              $ 1.00             $  1.00              $   1.00
                                 =======              =======            =======              ========
  PERIOD
TOTAL RETURN                        5.26%                5.00%              3.19%                 1.22%(c)
                                 =======              =======            =======              ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of               $ 4,807              $ 1,229            $24,940              $  6,712
  period (000s)
Ratio of expenses to
average net
 assets(d)                          0.20%                0.19%              0.15%                 0.10%
Ratio of expenses to
average net assets
 prior to expense                   0.25%                0.23%              0.22%                 0.22%
  reductions(d)
Ratio of net investment
income to
 average net assets(d)              5.11%                4.55%              3.50%                 1.93%


-------
 (a)        Commencement of operations.
 (b)        Rounds to less than $0.01.
 (c)        Not annualized.

 (d) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             17

PRIME MONEY MARKET FUND - SELECT SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                             PERIOD FROM
                                 YEAR ENDED          YEAR ENDED          YEAR ENDED        JAN. 26, 2004(A)
                               DEC. 31, 2007       DEC. 31, 2006       DEC. 31, 2005       TO DEC. 31, 2004
                              ---------------     ---------------     ---------------     -----------------
NET ASSET VALUE,                 $  1.00             $  1.00             $  1.00              $   1.00
                                 ---------           -------             -------              --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.05                0.05                0.03                  0.01
Net realized gain                   0.00 (b)            0.00 (b)            0.00 (b)                 -
                                 ---------           -------             -------              --------
TOTAL FROM INVESTMENT               0.05                0.05                0.03                  0.01
                                 ---------           -------             -------              --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income              (0.05)              (0.05)              (0.03)                (0.01)
                                 ---------           -------             -------              --------
TOTAL DISTRIBUTIONS                (0.05)              (0.05)              (0.03)                (0.01)
                                 ---------           -------             -------              --------
NET ASSET VALUE, END OF          $  1.00             $  1.00             $  1.00              $   1.00
                                 =========           =======             =======              ========
  PERIOD
TOTAL RETURN                        5.24%               4.97%               3.16%                 1.23%(c)
                                 =========           =======             =======              ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of               $268,352            $21,642             $81,359              $170,336
  period (000s)
Ratio of expenses to
average net
 assets(d)                          0.20%               0.21%               0.18%                 0.10%
Ratio of expenses to
average net assets
 prior to expense                   0.25%               0.24%               0.22%                 0.22%
  reduction(d)
Ratio of net investment
income to
 average net assets(d)              5.06%               4.67%               3.05%                 2.11%


-------
 (a)        Commencement of operations.

 (b)        Rounds to less than $0.01.

 (c)        Not annualized.


 (d) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
18 BARCLAYS GLOBAL INVESTORS FUNDS

GOVERNMENT MONEY MARKET FUND - SELECT SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                  PERIOD FROM
                               YEAR ENDED       YEAR ENDED       YEAR ENDED     SEP. 1, 2004(A)
                             DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2005    TO DEC. 31, 2004
                             -------------    -------------    -------------    ----------------
NET ASSET VALUE,                $ 1.00           $ 1.00           $ 1.00           $   1.00
                                ------           ------           ------           --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.05             0.05             0.03               0.01
                                ------           ------           ------           --------
TOTAL FROM INVESTMENT             0.05             0.05             0.03               0.01
                                ------           ------           ------           --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income             (0.05)           (0.05)           (0.03)            (0.01)
                                -------          -------          -------          --------
TOTAL DISTRIBUTIONS               (0.05)           (0.05)           (0.03)            (0.01)
                                -------          -------          -------          --------
NET ASSET VALUE, END OF         $ 1.00           $ 1.00           $ 1.00           $   1.00
                                =======          =======          =======          ========
  PERIOD
TOTAL RETURN                       5.06%            4.94%            3.18%             0.60%(b)
                                =======          =======          =======          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of              $14,269          $42,683          $40,712          $    100
  period (000s)
Ratio of expenses to
average net
 assets(c)                         0.20%            0.21%            0.13%             0.10%
Ratio of expenses to
average net assets
 prior to expense                  0.28%            0.26%            0.22%             0.22%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)             5.03%            4.84%            3.90%             1.81%


-------
 (a)        Commencement of operations.

 (b)        Not annualized.


 (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             19

TREASURY MONEY MARKET FUND - SELECT SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                  PERIOD FROM
                               YEAR ENDED       YEAR ENDED       YEAR ENDED     SEP. 1, 2004(A)
                             DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2005    TO DEC. 31, 2004
                             -------------    -------------    -------------    ----------------
NET ASSET VALUE,                $ 1.00           $ 1.00           $ 1.00           $   1.00
                                ------           ------           ------           --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.05             0.05             0.03               0.01
                                ------           ------           ------           --------
TOTAL FROM INVESTMENT             0.05             0.05             0.03               0.01
                                ------           ------           ------           --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income             (0.05)           (0.05)           (0.03)            (0.01)
                                -------          -------          -------          --------
TOTAL DISTRIBUTIONS               (0.05)           (0.05)           (0.03)            (0.01)
                                -------          -------          -------          --------
NET ASSET VALUE, END OF         $ 1.00           $ 1.00           $ 1.00           $   1.00
                                =======          =======          =======          ========
  PERIOD
TOTAL RETURN                       4.86%            4.94%            3.10%             0.58%(b)
                                =======          =======          =======          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of              $10,050          $55,919          $   103          $    100
  period (000s)
Ratio of expenses to
average net
 assets(c)                         0.10%            0.10%            0.10%             0.10%
Ratio of expenses to
average net assets
 prior to expense                  0.27%            0.30%            0.22%             0.22%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)             5.06%            5.15%            3.06%             1.70%


-------
 (a)        Commencement of operations.

 (b)        Not annualized.


 (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
20 BARCLAYS GLOBAL INVESTORS FUNDS

--------------------------------------------------------------------------------

Copies of the Prospectus, SAI, annual and semi-annual reports to shareholders and other information can be found on our website at www.bgicash.com. For more detailed information about Barclays Global Investors Funds and the Funds, you may request a copy of the SAI. The SAI provides information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Funds' investments is available in the Funds' annual or semi-annual reports to shareholders.

If you have any questions about the Funds or you wish to obtain the SAI or semi-annual or annual reports free of charge, please:

Call:        1-877-BGI-1544 (1-877-244-1544) (toll-free)
             Monday through Friday
             8:30 a.m. to 6:30 p.m. (Eastern Time)
E-mail:      cash.us@barclaysglobal.com
Write:       Barclays Global Investors Funds
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

Information about a Fund (including its SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

                   Investment Company Act File No.: 811-07332

                           For more information call
                  1-877-BGI-1544 (1-877-244-1544) (toll-free)

[GRAPHIC APPEARS HERE]


BGF-PR-SS1208

[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

Prospectus
May 1, 2008 (as revised December 26, 2008)

MONEY MARKET FUNDS
TRUST SHARES

Institutional Money Market Fund
Prime Money Market Fund
Government Money Market Fund
Treasury Money Market Fund

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

Table of Contents


  Investment Objectives .      1
  Principal Investment         2
  Strategies
  Principal Risk Factors       3
  Investment Returns ....      4
  Fees and Expenses .....      7
  Management of the            9
  Funds
  Shareholder                 10
  Information
  Financial Highlights ..     17


--------------------------------------------------------------------------------
                                                                              i

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Objectives(1)

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND

The investment objective for both the Institutional Money Market Fund and the Prime Money Market Fund is to seek a high level of income consistent with liquidity and the preservation of capital.

GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund is to seek to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

-------
(1)Each of the Institutional Money Market Fund, the Prime Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Funds to their Master Portfolios appears under the heading "Master/Feeder Mutual Fund Structure" in this Prospectus.

--------------------------------------------------------------------------------
                                                                              1

Principal Investment Strategies

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND


The Funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Prime Money Market Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).


Each of the Institutional Money Market Fund and the Prime Money Market Fund reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks.

GOVERNMENT MONEY MARKET FUND


The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.


TREASURY MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

--------------------------------------------------------------------------------
2  BARCLAYS GLOBAL INVESTORS FUNDS

Principal Risk Factors

INSTITUTIONAL MONEY MARKET FUND, PRIME MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

While some of the Funds' portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Funds' income to fluctuate as the market value of the Funds' securities fluctuates.

Each Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. Certain securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Each Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the banking and financial services industries.

TREASURY MONEY MARKET FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the Fund's portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Fund's income to fluctuate as the market value of the Fund's securities fluctuates.

The Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements with regard to U.S. Treasury obligations.

The Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds are designed for investors who seek income from a high quality portfolio and/or wish to maintain the value of their investment in the long- and short-term.

--------------------------------------------------------------------------------
                                                                              3

Investment Returns

TOTAL RETURNS


The bar charts and table in this section provide some indication of the risks of investing in the Trust Shares of the Funds by showing the changes in their performance from year to year. The bar charts show the returns of the Trust Shares of the Funds for each full calendar year since the Funds' respective inception dates. The average annual total return table compares the average annual total return of the Trust Shares of the Funds to those of a group of corresponding funds for various periods of time. How the Funds performed in the past is not necessarily an indication of how they will perform in the future.


Institutional Money Market Fund - Trust Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005    2.96%
2006    4.76%
2007    5.01%



The best calendar quarter return during the years shown above was 1.27% in the 3rd quarter of 2007; the worst was 0.54% in the 1st quarter of 2005.


Prime Money Market Fund - Trust Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005    2.93%
2006    4.72 %
2007    4.98%



The best calendar quarter return during the years shown above was 1.26% in the 3rd quarter of 2007; the worst was 0.53% in the 1st quarter of 2005.


--------------------------------------------------------------------------------
4 BARCLAYS GLOBAL INVESTORS FUNDS

Government Money Market Fund - Trust Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005    2.94%
2006    4.69%
2007    4.80%


The best calendar quarter return during the years shown above was 1.24% in the 4th quarter of 2006; the worst was 0.54% in the 1st quarter of 2005.

Treasury Money Market Fund - Trust Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


2005   2.86%
2006   4.70%
2007   4.61%


The best calendar quarter return during the years shown above was 1.25% in the 4th quarter of 2006; the worst was 0.51% in the 1st quarter of 2005.

--------------------------------------------------------------------------------
                                                                              5

                         AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2007
                                TRUST SHARES(1)



                               1 YEAR        SINCE INCEPTION
                             ----------     ----------------
Institutional Money              5.01%            3.77%
  Market Fund
MFR Averages/All                 4.69%            3.46%(5)
  Taxable(2)
Prime Money Market Fund          4.98%            3.75%
MFR Averages/All                 4.69%            3.46%(5)
  Taxable(2)
Government Money Market          4.80%            3.88%
  Fund
MFR Averages/AGA(3)              4.67%            3.64%(5)
Treasury Money Market            4.61%            3.79%
  Fund
MFR Averages/T&RRA(4)            4.20%            3.31%(5)


-------
  (1) The returns for Trust Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated since inception, June 10, 2004, June 10, 2004, September 1, 2004 and September 1, 2004, respectively.
  (2)   The Trust Shares of the Institutional Money Market Fund and Prime
        Money Market Fund are tracked against the Money Fund Report ("MFR") All Taxable Average, a service of iMoneyNet, Inc.
  (3) The Trust Shares of the Government Money Market Fund are tracked against the MFR All Government Average, a service of iMoneyNet, Inc.
  (4) The Trust Shares of the Treasury Money Market Fund are tracked against the MFR Treasury and Repo Retail Average, a service of iMoneyNet, Inc.
  (5)   The MFR averages for the Trust Shares of the Institutional Money
        Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated from May 31, 2004, May 31, 2004, August 31, 2004 and August 31, 2004, respectively.

Each Fund's seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year.

To learn each Fund's current seven-day yield, call 1-877-BGI-1544
(1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time or visit www.bgicash.com.

--------------------------------------------------------------------------------
6 BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Funds.

     ANNUAL CLASS OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS
                 (Expenses that are Deducted from Class Assets)


                            INSTITUTIONAL      PRIME       GOVERNMENT    TREASURY
                                MONEY          MONEY         MONEY         MONEY
                             MARKET FUND    MARKET FUND   MARKET FUND   MARKET FUND
                            -------------   -----------   -----------   -----------
Management fees(1)               0.10%          0.10%         0.10%         0.10%
Other expenses                   0.38%          0.38%         0.41%         0.41%
(Administration fees;
  Independent
 Expenses(2))
Total annual class               0.48%          0.48%         0.51%         0.51%
operating expenses(1),
  (2), (3)
Less fee waivers and/or         (0.03)%        (0.03)%       (0.06)%       (0.06)%
  expense
 reimbursements(1), (2)
Net expenses(1), (2), (4)        0.45%          0.45%         0.45%         0.45%


-------
  (1) Barclays Global Fund Advisors ("BGFA"), the investment adviser of each Fund's Master Portfolio, has contractually agreed to waive a portion of its management fees through April 30, 2009. After giving effect to such contractual waiver, the management fees will be 0.07%.

  (2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Funds and the Master Portfolios, counsel to the Independent Trustees of the Funds and the Master Portfolios, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds and the Master Portfolios that are allocated to the Funds. Barclays Global Investors, N.A. ("BGI") and BGFA, as applicable, have contractually agreed to reimburse, or provide offsetting credits to, the Funds and the Master Portfolios for Independent Expenses through April 30, 2009. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%.

  (3) Total annual class operating expenses in the above table and the following example reflect the expenses of both the Funds and the Master Portfolios in which they invest.
  (4) The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

--------------------------------------------------------------------------------
                                                                              7

EXAMPLE


The example below is intended to help you compare the cost of investing in Trust Shares of the Funds with the cost of investing in other mutual funds. The example illustrates the cost you would have incurred on an initial $10,000 investment in Trust Shares of each Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods, that total operating expenses remain the same and that the contractual fee waivers and reimbursements by BGFA and BGI are in effect for one year.

THE FUNDS DO NOT CHARGE A SALES LOAD OR OTHER FEE UPON REDEMPTION. This means that your cost for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.


                                  TRUST SHARES


                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                          ------   -------   -------   --------
Institutional Money         $46      $151      $266      $601
  Market Fund
Prime Money Market Fund     $46      $151      $266      $601
Government Money Market     $46      $158      $279      $635
  Fund
Treasury Money Market       $46      $158      $279      $635
  Fund


--------------------------------------------------------------------------------
8 BARCLAYS GLOBAL INVESTORS FUNDS

Management of the Funds

INVESTMENT ADVISER

Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has a substantially identical investment objective, strategies and policies as the Fund. BGFA, a registered investment adviser, serves as investment adviser to each Master Portfolio. BGFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BGFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of each Master Portfolio's average daily net assets.


BGFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of February 29, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.95 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BGFA is available in each Fund's semi-annual report for the 6-month period ending June 30.


ADMINISTRATIVE SERVICES

BGI provides the following services, among others, as the Funds' Administrator:

[_] Supervise the Funds' administrative operations;

[_] Provide or cause to be provided management reporting and treasury administration services;

[_] Financial reporting;

[_] Legal, blue sky and tax services;

[_] Preparation of proxy statements and shareholder reports; and


[_] Engaging and supervising shareholder servicing agents, including servicing and processing agents (together, the "Shareholder Servicing Agents") on behalf of the Funds.

BGI is entitled to receive fees for these services at the annual rate of 0.38% of the average daily net assets of the Trust Shares of each Fund. In addition to performing these services, BGI has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Funds' Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Shareholder Servicing Agents service individual and omnibus Fund accounts pursuant to agreements with the Funds and/or BGI. In addition to serving as agents of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, Shareholder Servicing Agents may provide administrative support and account services such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Funds available to their clients.


--------------------------------------------------------------------------------
                                                                              9

BGI pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding the maximum fee rates approved by the Funds' Board of Trustees for those services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BGI or the Funds' other service providers. In addition, BGFA and/or BGI and/or the Funds' distributor may pay additional amounts to certain Shareholder Servicing Agents for more services or to other intermediaries that perform services in connection with the sale of Fund shares. These amounts, which may be significant, are paid by BGFA and/or BGI and/or the Funds' distributor from their own resources, which generally come directly or indirectly from fees paid by funds advised by BGFA or administered by BGI or, in the case of the Funds' distributor, fees paid by BGI.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients. Additional information regarding the Funds' shareholder servicing arrangements can be found in the Funds' SAI, which is available upon request.


Shareholder Information

WHO IS ELIGIBLE TO INVEST

To be eligible to purchase Trust Shares, you must:

[_] Invest through an employer-sponsored or individual retirement savings plan;


[_] Invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA");



[_] Maintain an account with State Street Bank and Trust Company ("State
 Street"), the Funds' custodian, transfer agent and dividend disbursing agent, or with one of the Funds' Shareholder Servicing Agents; or

[_] Initially invest a minimum of $100,000 directly through State Street.

The minimum initial investment amount for the Trust Shares of each Fund is $100,000; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.


Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Trust Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES


[_] PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.


--------------------------------------------------------------------------------
10 BARCLAYS GLOBAL INVESTORS FUNDS

[_] TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the Funds, as described below.

[_] QUALIFIED BUYER. Invest through an account set up with your Shareholder
 Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.


[_] DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.


You may buy Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, on any day the Funds are open (a "Business Day") by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Institutional Money Market Fund and the Prime Money Market Fund do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern Time) on such Business Day. The Government Money Market Fund and the Treasury Money Market Fund generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.


Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES


[_] PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.



[_] QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder
 Servicing Agent is responsible for properly transmitting your sale order to State Street.


[_] DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.


You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency


--------------------------------------------------------------------------------
                                                                             11
exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.


In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

--------------------------------------------------------------------------------
12 BARCLAYS GLOBAL INVESTORS FUNDS

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS


A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.



[_] To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account.(1)



[_] To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company

     ABA # 011001438
     Attn: Transfer Agent
     Account # DDA 555555535
     For Further Credit to: Barclays Global Investors Funds
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:
     1124 (Institutional Money Market Fund-Trust Shares)
     1194 (Prime Money Market Fund-Trust Shares)
     1094 (Government Money Market Fund-Trust Shares)
     1104 (Treasury Money Market Fund-Trust Shares)


[_] To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.



[_] To invest or redeem shares online, please contact State Street for information about how to access online trading features.

[_] A direct buyer can ask State Street to wire proceeds directly to its designated bank account.(2)


[_] When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------

(1)The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.


(2)To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.


--------------------------------------------------------------------------------
                                                                             13

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.


Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.


The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.

--------------------------------------------------------------------------------
14 BARCLAYS GLOBAL INVESTORS FUNDS

TAXES

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable to you, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE         TAX STATUS
------------------------- --------------------------
Income .................. Ordinary income(1)
Short-term capital gain . Ordinary income
Long-term capital gain .. Long-term capital gain(2)

-------
  (1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

  (2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains.

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.


In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.


TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.


MASTER/FEEDER MUTUAL FUND STRUCTURE

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

--------------------------------------------------------------------------------
                                                                             15

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-877-BGI-1544 (1-877-244-1544) (toll-free) for additional information.

--------------------------------------------------------------------------------
16 BARCLAYS GLOBAL INVESTORS FUNDS

Financial Highlights


The financial tables in this section are intended to help investors understand the financial performance of the Trust Shares of each Fund for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Trust Share of each Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Trust Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You may obtain copies of the annual report, at no cost, by calling 1-877-BGI-1544 (1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.


INSTITUTIONAL MONEY MARKET FUND - TRUST SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                 PERIOD FROM
                              YEAR ENDED       YEAR ENDED       YEAR ENDED     JUN. 10, 2004(A)
                            DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2005    TO DEC. 31, 2004
                            -------------    -------------    -------------    ----------------
NET ASSET VALUE,              $  1.00          $  1.00           $ 1.00           $   1.00
                              -------          ---------         ------           --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            0.05             0.05             0.03               0.01
Net realized gain                0.00 (b)         0.00 (b)             -                 -
                              -------          ---------         -------          --------
TOTAL FROM INVESTMENT            0.05             0.05             0.03               0.01
                              -------          ---------         -------          --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income           (0.05)           (0.05)            (0.03)            (0.01)
                              -------          ---------         -------          --------
TOTAL DISTRIBUTIONS             (0.05)           (0.05)            (0.03)            (0.01)
                              -------          ---------         -------          --------
NET ASSET VALUE, END OF       $  1.00          $  1.00           $ 1.00           $   1.00
                              =======          =========         =======          ========
  PERIOD
TOTAL RETURN                     5.01%            4.76%             2.96%             0.74%(c)
                              =======          =========         =======          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $85,774          $197,480          $   103          $    101
  period (000s)
Ratio of expenses to
average net
 assets(d)                       0.43%            0.43%             0.38%             0.35%
Ratio of expenses to
average net assets
 prior to expense                0.48%            0.47%             0.45%             0.45%
  reductions(d)
Ratio of net investment
income to
 average net assets(d)           4.93%            4.95%             2.92%             1.33%


-------
 (a)        Commencement of operations.

 (b)        Rounds to less than $0.01.

 (c)        Not annualized.


 (d) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             17

PRIME MONEY MARKET FUND - TRUST SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                PERIOD FROM
                              YEAR ENDED      YEAR ENDED       YEAR ENDED     JUN. 10, 2004(A)
                            DEC. 31, 2007   DEC. 31, 2006    DEC. 31, 2005    TO DEC. 31, 2004
                            -------------   -------------    -------------    ----------------
NET ASSET VALUE,              $  1.00         $  1.00          $  1.00           $   1.00
                              -------         -------          -------           --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            0.05            0.05             0.03               0.01
Net realized gain                0.00 (b)        0.00 (b)         0.00 (b)              -
                              -------         -------          -------           --------
TOTAL FROM INVESTMENT            0.05            0.05             0.03               0.01
                              -------         -------          -------           --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income           (0.05)          (0.05)           (0.03)             (0.01)
                              -------         -------          -------           --------
TOTAL DISTRIBUTIONS             (0.05)          (0.05)           (0.03)             (0.01)
                              -------         -------          -------           --------
NET ASSET VALUE, END OF       $  1.00         $  1.00          $  1.00           $   1.00
                              =======         =======          =======           ========
  PERIOD
TOTAL RETURN                     4.98%           4.72%            2.93%              0.75%(c)
                              =======         =======          =======           ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $    50         $   108          $   103           $    101
  period (000s)
Ratio of expenses to
average net
 assets(d)                       0.45%           0.45%            0.41%              0.34%
Ratio of expenses to
average net assets
 prior to expense                0.48%           0.47%            0.45%              0.45%
  reductions(d)
Ratio of net investment
income to
 average net assets(d)           4.89%           4.63%            2.89%              1.34%


-------
 (a)        Commencement of operations.

 (b)        Rounds to less than $0.01.

 (c)        Not annualized.


 (d) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
     18                                        BARCLAYS GLOBAL INVESTORS FUNDS

GOVERNMENT MONEY MARKET FUND - TRUST SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                              PERIOD FROM
                              YEAR ENDED      YEAR ENDED      YEAR ENDED    SEP. 1, 2004(A)
                            DEC. 31, 2007   DEC. 31, 2006   DEC. 31, 2005   TO DEC. 31, 2004
                            -------------   -------------   -------------   ----------------
NET ASSET VALUE,               $ 1.00          $ 1.00          $ 1.00          $   1.00
                               ------          ------          ------          --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            0.05            0.05            0.03              0.01
                               ------          ------          ------          --------
TOTAL FROM INVESTMENT            0.05            0.05            0.03              0.01
                               ------          ------          ------          --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.05)          (0.05)          (0.03)           (0.01)
                               -------         -------         -------         --------
TOTAL DISTRIBUTIONS              (0.05)          (0.05)          (0.03)           (0.01)
                               -------         -------         -------         --------
NET ASSET VALUE, END OF        $ 1.00          $ 1.00          $ 1.00          $   1.00
                               =======         =======         =======         ========
  PERIOD
TOTAL RETURN                      4.80%           4.69%           2.94%            0.53%(b)
                               =======         =======         =======         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of             $    50         $   108         $   103         $    100
  period (000s)
Ratio of expenses to
average net
 assets(c)                        0.45%           0.45%           0.36%            0.33%
Ratio of expenses to
average net assets
 prior to expense                 0.51%           0.49%           0.45%            0.45%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)            4.78%           4.60%           2.91%            1.58%


-------
 (a)        Commencement of operations.

 (b)        Not annualized.


 (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             19

TREASURY MONEY MARKET FUND - TRUST SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                              PERIOD FROM
                              YEAR ENDED      YEAR ENDED      YEAR ENDED    SEP. 1, 2004(A)
                            DEC. 31, 2007   DEC. 31, 2006   DEC. 31, 2005   TO DEC. 31, 2004
                            -------------   -------------   -------------   ----------------
NET ASSET VALUE,               $ 1.00          $ 1.00          $ 1.00          $   1.00
                               ------          ------          ------          --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            0.05            0.05            0.03              0.01
                               ------          ------          ------          --------
TOTAL FROM INVESTMENT            0.05            0.05            0.03              0.01
                               ------          ------          ------          --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.05)          (0.05)          (0.03)           (0.01)
                               -------         -------         -------         --------
TOTAL DISTRIBUTIONS              (0.05)          (0.05)          (0.03)           (0.01)
                               -------         -------         -------         --------
NET ASSET VALUE, END OF        $ 1.00          $ 1.00          $ 1.00          $   1.00
                               =======         =======         =======         ========
  PERIOD
TOTAL RETURN                      4.61%           4.70%           2.86%            0.50%(b)
                               =======         =======         =======         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of             $    50         $   108         $   103         $    100
  period (000s)
Ratio of expenses to
average net
 assets(c)                        0.36%           0.33%           0.33%            0.33%
Ratio of expenses to
average net assets
 prior to expense                 0.51%           0.52%           0.45%            0.45%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)            4.65%           4.60%           2.83%            1.49%


-------
 (a)        Commencement of operations.

 (b)        Not annualized.


 (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
20 BARCLAYS GLOBAL INVESTORS FUNDS

--------------------------------------------------------------------------------

Copies of the Prospectus, SAI, annual and semi-annual reports to shareholders and other information can be found on our website at www.bgicash.com. For more detailed information about Barclays Global Investors Funds and the Funds, you may request a copy of the SAI. The SAI provides information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Funds' investments is available in the Funds' annual or semi-annual reports to shareholders.

If you have any questions about the Funds or you wish to obtain the SAI or semi-annual or annual reports free of charge, please:

Call:        1-877-BGI-1544 (1-877-244-1544) (toll-free)
             Monday through Friday
             8:30 a.m. to 6:30 p.m. (Eastern Time)
E-mail:      cash.us@barclaysglobal.com
Write:       Barclays Global Investors Funds
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

Information about a Fund (including its SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

                   Investment Company Act File No.: 811-07332

                           For more information call
                  1-877-BGI-1544 (1-877-244-1544) (toll-free)

[GRAPHIC APPEARS HERE]


BGF-PR-TS1208

[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

Prospectus
May 1, 2008 (as revised December 26, 2008)

MONEY MARKET FUNDS
CAPITAL SHARES

Institutional Money Market Fund
Prime Money Market Fund
Government Money Market Fund
Treasury Money Market Fund

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

Table of Contents

  Investment Objectives .      1
  Principal Investment         2
  Strategies
  Principal Risk Factors       3
  Investment Returns ....      4
  Fees and Expenses .....      7
  Management of the            9
  Funds
  Shareholder                 11
  Information
  Financial Highlights ..     17

--------------------------------------------------------------------------------
                                                                              i

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Objectives(1)

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND

The investment objective for both the Institutional Money Market Fund and the Prime Money Market Fund is to seek a high level of income consistent with liquidity and the preservation of capital.

GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund is to seek to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

-------
(1)Each of the Institutional Money Market Fund, the Prime Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Funds to their Master Portfolios appears under the heading "Master/Feeder Mutual Fund Structure" in this Prospectus.

--------------------------------------------------------------------------------
                                                                              1

Principal Investment Strategies

INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND


The Funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Prime Money Market Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).


Each of the Institutional Money Market Fund and the Prime Money Market Fund reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks.

GOVERNMENT MONEY MARKET FUND


The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.


TREASURY MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

--------------------------------------------------------------------------------
2  BARCLAYS GLOBAL INVESTORS FUNDS

Principal Risk Factors

INSTITUTIONAL MONEY MARKET FUND, PRIME MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

While some of the Funds' portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Funds' income to fluctuate as the market value of the Funds' securities fluctuates.

Each Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. Certain securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Each Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the banking and financial services industries.

TREASURY MONEY MARKET FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While some of the Fund's portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Fund's income to fluctuate as the market value of the Fund's securities fluctuates.

The Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements with regard to U.S. Treasury obligations.

The Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds are designed for investors who seek income from a high quality portfolio and/or wish to maintain the value of their investment in the long- and short-term.

--------------------------------------------------------------------------------
                                                                              3

Investment Returns

TOTAL RETURNS

The bar charts and table in this section provide some indication of the risks of investing in the Funds by showing the changes in their performance from year to year. Although Institutional Shares are not offered in this Prospectus, the returns for Institutional Shares are provided herein because the Capital Shares offered in this Prospectus are expected to have substantially similar annual returns since the Capital Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CAPITAL SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE INSTITUTIONAL SHARES BECAUSE THE CAPITAL SHARES HAVE DIFFERENT EXPENSES THAN THE INSTITUTIONAL SHARES. The bar charts show the returns of the Institutional Shares of the Funds for each full calendar year since the Funds' respective inception dates. The average annual total return table compares the average annual total return of the Institutional Shares of the Funds to those of a group of corresponding funds for various periods of time. How the Funds performed in the past is not necessarily an indication of how they will perform in the future.

Institutional Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000   6.55%
2001   4.23%
2002   1.83%
2003   1.14%
2004   1.39%
2005   3.29%
2006   5.11%
2007    5.36%

The best calendar quarter return during the years shown above was 1.68% in the 4th quarter of 2000; the worst was 0.25% in the 1st quarter of 2004.

Prime Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2004   1.40%
2005   3.26%
2006   5.07 %
2007    5.32%

The best calendar quarter return during the years shown above was 1.34% in the 3rd quarter of 2007; the worst was 0.26% in the 1st and 2nd quarters of 2004.

--------------------------------------------------------------------------------
4  BARCLAYS GLOBAL INVESTORS FUNDS

Government Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    3.28%
2006    5.04%
2007     5.15%

The best calendar quarter return during the years shown above was 1.33% in the 4th quarter of 2006; the worst was 0.62% in the 1st quarter of 2005.

Treasury Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005   3.20%
2006   5.04%
2007   4.95%

The best calendar quarter return during the years shown above was 1.33% in the 4th quarter of 2006; the worst was 0.59% in the 1st quarter of 2005.

--------------------------------------------------------------------------------
                                                                              5

                         AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2007
                            INSTITUTIONAL SHARES(1)

                           1 YEAR   5 YEARS   SINCE INCEPTION
                          --------  -------   --------------
Institutional Money         5.36%    3.24%        3.69%
  Market Fund
MFR Averages/FTIA(2)        5.06%    2.91%        3.35%(5)
Prime Money Market Fund     5.32%     N/A         3.35%
MFR Averages/FTIA(2)        5.06%     N/A         3.01%(5)
Government Money Market     5.15%     N/A         4.23%
  Fund
MFR Averages/GIA(3)         4.78%     N/A         3.77%(5)
Treasury Money Market       4.95%     N/A         4.13%
  Fund
MFR Averages/T&RIA(4)       4.59%     N/A         3.69%(5)

-------
  (1) The returns for Institutional Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated since inception, August 4, 1999, April 16, 2003, September 1, 2004 and September 1, 2004, respectively.
  (2) The Institutional Shares of the Institutional Money Market Fund and Prime Money Market Fund are tracked against the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet, Inc.
  (3) The Institutional Shares of the Government Money Market Fund are tracked against the MFR Government Institutional Average, a service of iMoneyNet, Inc.
  (4) The Institutional Shares of the Treasury Money Market Fund are tracked against the MFR Treasury and Repo Institutional Average, a service of iMoneyNet, Inc.
  (5) The MFR averages for the Institutional Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated from July 31, 1999, March 31, 2003, August 31, 2004 and August 31, 2004, respectively.

Each Fund's seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year.

To learn each Fund's current seven-day yield, call 1-877-BGI-1544
(1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time or visit www.bgicash.com.

--------------------------------------------------------------------------------
     6  BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of the Funds.

     ANNUAL CLASS OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS
                 (Expenses that are Deducted from Class Assets)

                            INSTITUTIONAL        PRIME         GOVERNMENT     TREASURY
                                MONEY            MONEY           MONEY          MONEY
                             MARKET FUND      MARKET FUND     MARKET FUND    MARKET FUND
                           ---------------   -------------   -------------   -----------
Management fees(1)              0.10%            0.10%           0.10%           0.10%
Other expenses                  0.08%            0.07%           0.10%           0.10%
(Administration fees;
  Independent
 Expenses(2))
Total annual class              0.18%            0.17%           0.20%           0.20%
operating expenses(1),
  (2), (3)
Less fee waivers and/or        (0.04)%          (0.03)%         (0.06)%         (0.06)%
  expense
 reimbursements(1), (2)
Net expenses(1), (2), (4)       0.14%            0.14%           0.14%           0.14%

-------
  (1) Barclays Global Fund Advisors ("BGFA"), the investment adviser of each Fund's Master Portfolio, has contractually agreed to waive a portion of its management fees through April 30, 2009. After giving effect to such contractual waiver, the management fees will be 0.07%.
  (2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Funds and the Master Portfolios, counsel to the Independent Trustees of the Funds and the Master Portfolios, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds and the Master Portfolios that are allocated to the Funds. Barclays Global Investors, N.A. ("BGI") and BGFA, as applicable, have contractually agreed to reimburse, or provide offsetting credits to, the Funds and the Master Portfolios for Independent Expenses through April 30, 2009. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Other expenses are based on estimated amounts for 2008.
  (3) Total annual class operating expenses in the above table and the following example reflect the expenses of both the Funds and the Master Portfolios in which they invest. These fees and expenses are estimated.

  (4) The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

--------------------------------------------------------------------------------
                                                                              7

EXAMPLE


The example below is intended to help you compare the cost of investing in Capital Shares of the Funds with the cost of investing in other mutual funds. The example illustrates the cost you would have incurred on an initial $10,000 investment in Capital Shares of each Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods, that total operating expenses remain the same and that the contractual fee waivers and reimbursements by BGFA and BGI are in effect for one year.


THE FUNDS DO NOT CHARGE A SALES LOAD OR OTHER FEE UPON REDEMPTION. This means that your cost for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

                                CAPITAL SHARES


                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                          --------   --------   --------   --------
Institutional Money          $14        $54       $ 97       $226
  Market Fund
Prime Money Market Fund      $14        $52       $ 93       $214
Government Money Market      $14        $58       $107       $249
  Fund
Treasury Money Market        $14        $58       $107       $249
  Fund


--------------------------------------------------------------------------------
8  BARCLAYS GLOBAL INVESTORS FUNDS

Management of the Funds

INVESTMENT ADVISER

Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has a substantially identical investment objective, strategies and policies as the Fund. BGFA, a registered investment adviser, serves as investment adviser to each Master Portfolio. BGFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BGFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of each Master Portfolio's average daily net assets.


BGFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of February 29, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.95 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.


A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BGFA is available in each Fund's semi-annual report for the 6-month period ending June 30.

ADMINISTRATIVE SERVICES

BGI provides the following services, among others, as the Funds' Administrator:

[_] Supervise the Funds' administrative operations;

[_] Provide or cause to be provided management reporting and treasury administration services;

[_] Financial reporting;

[_] Legal, blue sky and tax services;

[_] Preparation of proxy statements and shareholder reports; and

[_] Engaging and supervising shareholder servicing agents (the "Shareholder Servicing Agents") on behalf of the Funds.


BGI is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Capital Shares of each Fund. In addition to performing these services, BGI has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Funds' Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Shareholder Servicing Agents service individual and omnibus Fund accounts pursuant to agreements with the Funds and/or BGI. In addition to serving as agents of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, Shareholder Servicing Agents may provide administrative support and account services such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Funds available to their clients.


--------------------------------------------------------------------------------
                                                                              9

BGI pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding the maximum fee rates approved by the Funds' Board of Trustees for those services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BGI or the Funds' other service providers. In addition, BGFA and/or BGI and/or the Funds' distributor may pay additional amounts to certain Shareholder Servicing Agents for more services or to other intermediaries that perform services in connection with the sale of Fund shares. These amounts, which may be significant, are paid by BGFA and/or BGI and/or the Funds' distributor from their own resources, which generally come directly or indirectly from fees paid by funds advised by BGFA or administered by BGI or, in the case of the Funds' distributor, fees paid by BGI.


A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients. Additional information regarding the Funds' shareholder servicing arrangements can be found in the Funds' SAI, which is available upon request.

--------------------------------------------------------------------------------
10                                        BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Information

WHO IS ELIGIBLE TO INVEST


The minimum initial investment amount for the Capital Shares of each Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street Bank and Trust Company ("State Street"), the Funds' custodian, transfer agent and dividend disbursing agent, for more information.


In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Capital Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

You may buy Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, on any day the Funds are open (a "Business Day") by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Institutional Money Market Fund and the Prime Money Market Fund do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern Time) on such Business Day. The Government Money Market Fund and the Treasury Money Market Fund generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES


You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.


--------------------------------------------------------------------------------
                                                                             11

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit.Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.


In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

--------------------------------------------------------------------------------
12                                        BARCLAYS GLOBAL INVESTORS FUNDS

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS


A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.



[] To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account.(1)



[] To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:


     State Street Bank and Trust Company
     ABA # 011001438
     Attn: Transfer Agent
     Account # DDA 555555535
     For Further Credit to: Barclays Global Investors Funds Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:
     1121 (Institutional Money Market Fund - Capital Shares) 1991 (Prime Money Market Fund - Capital Shares)
     1091 (Government Money Market Fund - Capital Shares) 1101 (Treasury Money Market Fund - Capital Shares)


[_] To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.


[_] To invest or redeem shares online, please contact State Street for information about how to access online trading features.

[_] A direct buyer can ask State Street to wire proceeds directly to its designated bank account.(2)

[_] When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------
(1)The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.
(2)To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

--------------------------------------------------------------------------------
                                                                             13

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.

The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.

--------------------------------------------------------------------------------
14                                        BARCLAYS GLOBAL INVESTORS FUNDS

TAXES

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable to you, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE           TAX STATUS
-------------------------   --------------------------
Income ..................   Ordinary income(1)
Short-term capital gain .   Ordinary income
Long-term capital gain ..   Long-term capital gain(2)

-------
  (1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

  (2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains.

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.


In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.


TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR INDIVIDUAL RETIREMENT ACCOUNT, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.


MASTER/FEEDER MUTUAL FUND STRUCTURE

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

--------------------------------------------------------------------------------
                                                                             15

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-877-BGI-1544 (1-877-244-1544) (toll-free) for additional information.

--------------------------------------------------------------------------------
16                                        BARCLAYS GLOBAL INVESTORS FUNDS

Financial Highlights


The financial tables in this section are intended to help investors understand the financial performance of the Institutional Shares of each Fund for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Institutional Share of each Fund. FINANCIAL PERFORMANCE FOR THE CAPITAL SHARES WOULD DIFFER FROM THE FINANCIAL PERFORMANCE FOR THE INSTITUTIONAL SHARES BECAUSE THE CLASSES HAVE DIFFERENT EXPENSES. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Institutional Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You may obtain copies of the annual report, at no cost, by calling 1-877-BGI-1544 (1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.


INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                            DEC. 31, 2007   DEC. 31, 2006   DEC. 31, 2005   DEC. 31, 2004   DEC. 31, 2003
                            -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE,              $   1.00        $   1.00        $   1.00        $   1.00       $   1.00
                              ----------      ----------      ----------      ----------     -----------
  BEGINNING OF YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.05            0.05            0.03            0.01           0.01
Net realized gain (loss)         (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.00)(a)       0.00 (a)
                              ----------      ----------      ----------      ----------     -----------
TOTAL FROM INVESTMENT             0.05            0.05            0.03            0.01           0.01
                              ----------      ----------      ----------      ----------     -----------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.05)          (0.05)          (0.03)          (0.01)         (0.01)
Net realized gain                    -               -               -               -          (0.00)(a)
                              ----------      ----------      ----------      ----------     -----------
TOTAL DISTRIBUTIONS              (0.05)          (0.05)          (0.03)          (0.01)         (0.01)
                              ----------      ----------      ----------      ----------     -----------
NET ASSET VALUE, END OF       $   1.00        $   1.00        $   1.00        $   1.00       $   1.00
                              ==========      ==========      ==========      ==========     ===========
  YEAR
TOTAL RETURN                      5.36%           5.11%           3.29%           1.39%          1.14%
                              ==========      ==========      ==========      ==========     ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $6,653,737      $4,198,724      $3,485,876      $3,624,503     $3,998,225
  year(000s)
Ratio of expenses to
average net
 assets(b)                        0.11%           0.10%           0.05%           0.06%          0.12%
Ratio of expenses to
average net assets
 prior to expense                 0.16%           0.14%           0.12%           0.12%        n/a
  reductions(b)
Ratio of net investment
income to
 average net assets(b)            5.25%           4.97%           3.26%           1.37%          1.13%


-------
     (a)  Rounds to less than $0.01.

     (b) These ratios include net expenses charged to the corresponding Master Portfolio.

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                               PERIOD FROM
                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED    APR. 16, 2003(A)
                            DEC. 31, 2007   DEC. 31, 2006   DEC. 31, 2005   DEC. 31, 2004   TO DEC. 31, 2003
                            -------------   -------------   -------------   -------------   ----------------
NET ASSET VALUE,              $   1.00        $   1.00        $   1.00        $   1.00         $   1.00
                              ----------      ----------      ----------      ----------       ----------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.05            0.05            0.03            0.01             0.01
Net realized gain (loss)          0.00 (b)        0.00 (b)        0.00 (b)        0.00 (b)        (0.00)(b)
                              ----------      ----------      ----------      ----------       ----------
TOTAL FROM INVESTMENT             0.05            0.05            0.03            0.01             0.01
                              ----------      ----------      ----------      ----------       ----------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.05)          (0.05)          (0.03)          (0.01)           (0.01)
Net realized gain                    -               -               -           (0.00)(b)        (0.00)(b)
                              ----------      ----------      ----------      ----------       ----------
TOTAL DISTRIBUTIONS              (0.05)          (0.05)          (0.03)          (0.01)           (0.01)
                              ----------      ----------      ----------      ----------       ----------
NET ASSET VALUE, END OF       $   1.00        $   1.00        $   1.00        $   1.00         $   1.00
                              ==========      ==========      ==========      ==========       ==========
  PERIOD
TOTAL RETURN                      5.32%           5.07%           3.26%           1.40%            0.80%(c)
                              ==========      ==========      ==========      ==========       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $8,363,790      $5,915,836      $6,521,818      $6,000,944       $2,967,075
  period (000s)
Ratio of expenses to
average net
 assets(d)                        0.12%           0.11%           0.08%           0.04%            0.03%
Ratio of expenses to
average net assets
 prior to expense                 0.15%           0.14%           0.12%           0.12%             n/a
  reductions(d)
Ratio of net investment
income to
 average net assets(d)            5.19%           4.93%           3.28%           1.45%            1.10%


-------
  (a)        Commencement of operations.
  (b)        Rounds to less than $0.01.
  (c)        Not annualized.

  (d) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
18                                        BARCLAYS GLOBAL INVESTORS FUNDS

GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               PERIOD FROM
                              YEAR ENDED      YEAR ENDED      YEAR ENDED    SEP. 1, 2004(A)
                            DEC. 31, 2007   DEC. 31, 2006   DEC. 31, 2005   TO DEC. 31, 2004
                            -------------   -------------   -------------   ----------------
NET ASSET VALUE,               $ 1.00          $ 1.00          $  1.00         $   1.00
                               ------          ------          -------         --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            0.05            0.05             0.03             0.01
                               ------          ------          -------         --------
TOTAL FROM INVESTMENT            0.05            0.05             0.03             0.01
                               ------          ------          -------         --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.05)          (0.05)           (0.03)          (0.01)
                               -------         -------         --------        --------
TOTAL DISTRIBUTIONS              (0.05)          (0.05)           (0.03)          (0.01)
                               -------         -------         --------        --------
NET ASSET VALUE, END OF        $ 1.00          $ 1.00          $  1.00         $   1.00
                               =======         =======         ========        ========
  PERIOD
TOTAL RETURN                      5.15%           5.04%            3.28%           0.64%(b)
                               =======         =======         ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of             $ 3,031         $   395         $169,200        $448,100
  period (000s)
Ratio of expenses to
average net
 assets(c)                        0.12%           0.12%            0.03%           0.00%
Ratio of expenses to
average net assets
 prior to expense                 0.18%           0.16%            0.12%           0.12%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)            4.67%           4.75%            3.04%           1.93%


-------
  (a)        Commencement of operations.
  (b)        Not annualized.

  (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
                                                                             19

TREASURY MONEY MARKET FUND - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                              PERIOD FROM
                              YEAR ENDED      YEAR ENDED      YEAR ENDED    SEP. 1, 2004(A)
                            DEC. 31, 2007   DEC. 31, 2006   DEC. 31, 2005   TO DEC. 31, 2004
                            -------------   -------------   -------------   ---------------
NET ASSET VALUE,              $  1.00          $  1.00         $  1.00          $ 1.00
                              -------          -------         -------          ------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income            0.05             0.05            0.03            0.01
                              -------          -------         -------          ------
TOTAL FROM INVESTMENT            0.05             0.05            0.03            0.01
                              -------          -------         -------          ------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.05)           (0.05)          (0.03)         (0.01)
                              --------         --------        --------         ------
TOTAL DISTRIBUTIONS              (0.05)           (0.05)          (0.03)         (0.01)
                              --------         --------        --------         ------
NET ASSET VALUE, END OF       $  1.00          $  1.00         $  1.00          $ 1.00
                              ========         ========        ========         ======
  PERIOD
TOTAL RETURN                      4.95%            5.04%           3.20%          0.61%(b)
                              ========         ========        ========         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $131,190         $126,518        $100,343         $  100
  period (000s)
Ratio of expenses to
average net
 assets(c)                        0.04%            0.00%           0.00%          0.00%
Ratio of expenses to
average net assets
 prior to expense                 0.18%            0.19%           0.12%          0.12%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)            4.74%            5.03%           4.03%       1.82%


-------
  (a)        Commencement of operations.
  (b)        Not annualized.

  (c) Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.


--------------------------------------------------------------------------------
20                                        BARCLAYS GLOBAL INVESTORS FUNDS

--------------------------------------------------------------------------------

Copies of the Prospectus, SAI, annual and semi-annual reports to shareholders and other information can be found on our website at www.bgicash.com. For more detailed information about Barclays Global Investors Funds and the Funds, you may request a copy of the SAI. The SAI provides information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Funds' investments is available in the Funds' annual or semi-annual reports to shareholders.

If you have any questions about the Funds or you wish to obtain the SAI or semi-annual or annual reports free of charge, please:

Call:        1-877-BGI-1544 (1-877-244-1544) (toll-free)
             Monday through Friday
             8:30 a.m. to 6:30 p.m. (Eastern Time)
E-mail:      cash.us@barclaysglobal.com
Write:       Barclays Global Investors Funds
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

Information about a Fund (including its SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

                   Investment Company Act File No.: 811-07332

                           For more information call
                  1-877-BGI-1544 (1-877-244-1544) (toll-free)

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BGF-PR-CAP1208